Schedule of Portfolio Investments
September 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Communication Services ( 1.4% ):
Cable One, Inc. 659 230,512
Cargurus, Inc.(a) 12,103 363,453
Cogent Communications Holdings,
Inc. 4,545 345,057
Integral Ad Science Holding Corp.(a) 14,793 159,912
Madison Square Garden
Entertainment Corp.(a) 7,925 337,050
Madison Square Garden Sports
Corp.(a) 1,935 402,983
Sphere Entertainment Co.(a) 4,200 185,556
United States Cellular Corp.(a) 2,255 123,236
2,147,759
Consumer Discretionary ( 14.0% ):
Academy Sports & Outdoors, Inc. 4,181 244,003
Acushnet Holdings Corp. 5,335 340,106
Adient PLC(a) 9,483 214,031
Adtalem Global Education, Inc.(a) 5,374 405,630
American Eagle Outfitters, Inc. 10,841 242,730
Arhaus, Inc. 12,455 153,321
Asbury Automotive Group, Inc.(a) 1,263 301,339
Atmus Filtration Technologies, Inc. 9,573 359,275
Bloomin' Brands, Inc. 11,576 191,351
Boot Barn Holdings, Inc.(a) 2,319 387,922
Bowlero Corp., Class A 14,182 166,497
Brinker International, Inc.(a) 6,129 469,052
Camping World Holdings, Inc.,
Class A 9,279 224,737
Carter's, Inc. 5,378 349,462
Carvana Co.(a) 1,222 212,762
Cavco Industries, Inc.(a) 709 303,622
Century Communities, Inc. 3,178 327,270
Chewy, Inc., Class A(a) 10,518 308,072
Columbia Sportswear Co. 5,587 464,783
Cracker Barrel Old Country Store, Inc. 4,225 191,604
Dana, Inc. 22,751 240,251
Dave & Buster's Entertainment,
Inc.(a) 4,794 163,236
Dillard's, Inc., Class A 621 238,271
Dorman Products, Inc.(a) 2,842 321,487
Dream Finders Homes, Inc.,
Class A(a) 3,936 142,523
Dutch Bros, Inc., Class A(a) 6,623 212,135
First Watch Restaurant Group, Inc.(a) 13,953 217,667
Foot Locker, Inc. 6,308 162,999
Fox Factory Holding Corp.(a) 4,056 168,324
Frontdoor, Inc.(a) 10,605 508,934
Gentherm, Inc.(a) 3,911 182,057
Graham Holdings Co., Class B 596 489,745
Grand Canyon Education, Inc.(a) 2,984 423,280
Green Brick Partners, Inc.(a) 4,627 386,447
Group 1 Automotive, Inc. 1,102 422,110
H&R Block, Inc. 8,389 533,121
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (14.0%): (continued)
Helen of Troy Ltd.(a) 2,939 181,777
Installed Building Products, Inc. 1,078 265,479
Jack in the Box, Inc. 5,276 245,545
KB Home 4,431 379,692
Kontoor Brands, Inc. 4,889 399,822
Laureate Education, Inc. 26,942 447,507
La-Z-Boy, Inc. 9,350 401,396
LCI Industries 2,341 282,184
Leslie's, Inc.(a) 25,754 81,383
LGI Homes, Inc.(a) 2,280 270,226
Life Time Group Holdings, Inc.(a) 13,842 338,022
M/I Homes, Inc.(a) 2,244 384,532
Mister Car Wash, Inc.(a) 27,677 180,177
Modine Manufacturing Co.(a) 2,220 294,794
Ollie's Bargain Outlet Holdings,
Inc.(a) 4,517 439,052
Oxford Industries, Inc. 2,997 260,020
Papa John's International, Inc. 5,126 276,138
Patrick Industries, Inc. 3,091 440,066
Phinia, Inc. 6,831 314,431
Signet Jewelers Ltd. 2,374 244,854
Skyline Champion Corp.(a) 2,926 277,531
Sonic Automotive, Inc., Class A 4,678 273,569
Steven Madden Ltd. 9,608 470,696
Strategic Education, Inc. 3,380 312,819
Stride, Inc.(a) 5,472 466,816
The Buckle, Inc. 7,950 349,562
The Cheesecake Factory, Inc. 9,751 395,403
The Wendy's Co. 24,578 430,607
Topgolf Callaway Brands Corp.(a) 12,279 134,823
Tri Pointe Homes, Inc.(a) 7,499 339,780
United Parks & Resorts, Inc.(a) 5,233 264,790
Visteon Corp.(a) 2,808 267,434
Wingstop, Inc. 803 334,112
Winnebago Industries, Inc. 4,794 278,579
Worthington Enterprises, Inc. 4,775 197,924
XPEL, Inc.(a) 3,665 158,951
YETI Holdings, Inc.(a) 5,429 222,752
21,973,401
Consumer Staples ( 4.8% ):
BellRing Brands, Inc.(a) 6,504 394,923
Cal-Maine Foods, Inc. 5,581 417,682
Central Garden & Pet Co., Class A(a) 8,815 276,791
Edgewell Personal Care Co. 11,432 415,439
Energizer Holdings, Inc. 11,403 362,159
Grocery Outlet Holding Corp.(a) 13,742 241,172
Ingles Markets, Inc., Class A 6,834 509,816
Inter Parfums, Inc. 2,280 295,214
J & J Snack Foods Corp. 3,106 534,605
National Beverage Corp. 8,250 387,255
Seaboard Corp. 156 489,372
Spectrum Brands Holdings, Inc. 4,780 454,769
Sprouts Farmers Market, Inc.(a) 5,728 632,429

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (4.8%): (continued)
The Andersons, Inc. 5,422 271,859
The Chefs' Warehouse, Inc.(a) 6,501 273,107
The Simply Good Foods Co.(a) 10,222 355,419
The Vita Coco Co., Inc.(a) 7,719 218,525
TreeHouse Foods, Inc.(a) 7,704 323,414
WD-40 Co. 1,489 383,983
Weis Markets, Inc. 5,673 391,040
7,628,973
Energy ( 5.0% ):
Archrock, Inc. 16,027 324,387
Atlas Energy Solutions, Inc. 11,035 240,563
Cactus, Inc., Class A 6,024 359,452
California Resources Corp. 5,205 273,106
CNX Resources Corp.(a) 15,365 500,438
Comstock Resources, Inc. 23,736 264,182
CONSOL Energy, Inc. 2,694 281,927
Crescent Energy Co., Class A 19,245 210,733
CVR Energy, Inc. 8,048 185,345
Delek US Holdings, Inc. 8,746 163,988
Dorian LPG Ltd. 5,571 191,754
Gulfport Energy Corp.(a) 2,152 325,705
Helmerich Payne, Inc. 6,641 202,019
Highpeak Energy, Inc. 10,990 152,541
International Seaways, Inc. 6,208 320,085
Kinetik Holdings, Inc. 9,430 426,802
Kosmos Energy Ltd.(a) 36,622 147,587
Liberty Energy, Inc. 12,175 232,421
Magnolia Oil & Gas Corp., Class A 13,312 325,079
Northern Oil & Gas, Inc. 7,698 272,586
Oceaneering International, Inc.(a) 10,228 254,370
Par Pacific Holdings, Inc.(a) 8,413 148,069
Patterson-UTI Energy, Inc. 21,530 164,705
Peabody Energy Corp. 12,956 343,852
Permian Resources Corp. 17,526 238,529
RPC, Inc. 35,973 228,788
SM Energy Co. 5,786 231,266
Talos Energy, Inc.(a) 18,761 194,176
Tidewater, Inc.(a) 2,294 164,686
Vital Energy, Inc.(a) 4,218 113,464
World Kinect Corp. 12,860 397,503
7,880,108
Financials ( 25.8% ):
Affiliated Managers Group, Inc. 2,340 416,052
Ameris Bancorp 6,712 418,762
Artisan Partners Asset Management,
Inc., Class A 7,847 339,932
Associated Banc-Corp 15,279 329,110
Assured Guaranty Ltd. 5,366 426,704
Atlantic Union Bankshares Corp. 9,165 345,246
Axis Capital Holdings Ltd. 7,116 566,505
Axos Financial, Inc.(a) 4,277 268,938
BancFirst Corp. 4,026 423,737
Bank of Hawaii Corp. 4,299 269,848
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (25.8%): (continued)
Bank OZK 6,255 268,902
BankUnited, Inc. 9,079 330,839
Banner Corp. 6,940 413,346
BGC Group, Inc., Class A 33,957 311,725
Bread Financial Holdings, Inc. 6,771 322,164
Cadence Bank 9,634 306,843
Cathay General Bancorp 8,965 385,047
City Holding Co. 4,349 510,529
CNO Financial Group, Inc. 17,348 608,915
Cohen & Steers, Inc. 4,375 419,781
Columbia Banking System, Inc. 11,860 309,665
Community Bank System, Inc. 6,978 405,212
Customers Bancorp, Inc.(a) 4,307 200,060
CVB Financial Corp. 15,238 271,541
Donnelley Financial Solutions, Inc.(a) 6,260 412,096
Enova International, Inc.(a) 4,245 355,689
Enstar Group Ltd.(a) 1,469 472,416
Enterprise Financial Services Corp. 8,594 440,528
Euronet Worldwide, Inc.(a) 2,590 257,006
EVERTEC, Inc. 10,064 341,069
FB Financial Corp. 7,668 359,859
Federal Agricultural Mortgage Corp.,
Class C 1,853 347,271
Federated Hermes, Inc. 12,778 469,847
First Bancorp 8,469 352,226
First Bancorp 21,066 445,967
First Financial Bancorp 15,030 379,207
First FINL Bankshares, Inc. 10,027 371,099
First Hawaiian, Inc. 15,784 365,400
First Interstate BancSystem, Inc.,
Class A 10,262 314,838
First Merchants Corp. 9,695 360,654
FirstCash Holdings, Inc. 3,229 370,689
FNB Corp. 29,391 414,707
Fulton Financial Corp. 22,308 404,444
Genworth Financial, Inc.(a) 55,711 381,620
Glacier Bancorp, Inc. 6,549 299,289
Goosehead Insurance, Inc., Class A(a) 3,658 326,659
Hamilton Lane, Inc., Class A 3,472 584,650
Hancock Whitney Corp. 6,960 356,143
Heartland Financial USA, Inc. 8,199 464,883
Hilltop Holdings, Inc. 11,554 371,577
Home Bancshares, Inc. 15,932 431,598
Horace Mann Educators Corp. 13,477 471,021
Houlihan Lokey, Inc. 3,506 554,018
Independent Bank Corp. 5,738 339,288
Independent Bank Group, Inc. 6,323 364,584
International Bancshares Corp. 7,102 424,629
Jackson Financial, Inc., Class A 4,404 401,777
Lakeland Financial Corp. 4,905 319,414
Live Oak Bancshares, Inc. 5,508 260,914
Merchants Bancorp 7,783 349,924
Mercury General Corp. 4,936 310,869

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (25.8%): (continued)
MGIC Investment Corp. 24,264 621,158
Mr Cooper Group, Inc.(a) 5,133 473,160
Navient Corp. 22,440 349,840
NBT Bancorp, Inc. 9,428 417,000
NMI Holdings, Inc.(a) 14,442 594,866
Northwest Bancshares, Inc. 33,079 442,597
OFG Bancorp 9,992 448,841
Pacific Premier Bancorp, Inc. 11,485 288,963
Palomar Holdings, Inc.(a) 3,259 308,530
Park National Corp. 2,644 444,139
Payoneer Global, Inc.(a) 44,224 333,007
PennyMac Financial Services, Inc. 3,401 387,612
Piper Sandler Cos. 1,885 534,982
PJT Partners, Inc., Class A 3,873 516,426
Radian Group, Inc. 14,129 490,135
Renasant Corp. 9,954 323,505
Ryan Specialty Holdings, Inc. 9,077 602,622
Seacoast Banking Corp. of Florida 12,469 332,299
ServisFirst Bancshares, Inc. 3,529 283,908
Shift4 Payments, Inc., Class A(a) 3,319 294,063
SiriusPoint Ltd.(a) 27,966 401,032
SLM Corp. 17,264 394,828
StepStone Group, Inc., Class A 9,248 525,564
Stewart Information Services Corp. 5,508 411,668
StoneX Group, Inc.(a) 5,242 429,215
Synovus Financial Corp. 7,375 327,966
Texas Capital Bancshares, Inc.(a) 5,604 400,462
The Bancorp, Inc.(a) 8,251 441,429
The Hanover Insurance Group, Inc. 3,949 584,886
The Western Union Co. 29,881 356,480
Towne Bank 12,708 420,126
Triumph Financial, Inc.(a) 3,997 317,921
Trustmark Corp. 11,882 378,085
UMB Financial Corp. 3,814 400,890
United Bankshares, Inc. 9,504 352,598
United Community Banks, Inc. 11,852 344,656
Virtu Financial, Inc., Class A 16,552 504,174
Virtus Investment Partners, Inc. 1,427 298,885
WaFd, Inc. 10,463 364,636
Walker & Dunlop, Inc. 2,915 331,115
WesBanco, Inc. 10,912 324,959
White Mountains Insurance Group
Ltd. 245 415,569
WSFS Financial Corp. 6,555 334,239
40,666,308
Health Care ( 6.3% ):
Addus HomeCare Corp.(a) 3,551 472,390
Alkermes PLC(a) 9,870 276,261
AMN Healthcare Services, Inc.(a) 3,666 155,402
Astrana Health, Inc.(a) 5,160 298,970
Catalyst Pharmaceuticals, Inc.(a) 13,634 271,044
CONMED Corp. 3,588 258,049
Corcept Therapeutics, Inc.(a) 6,655 307,993
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (6.3%): (continued)
CorVel Corp.(a) 1,458 476,606
Doximity, Inc., Class A(a) 7,806 340,107
Dynavax Technologies Corp.(a) 28,532 317,847
Fortrea Holdings, Inc.(a) 6,201 124,020
Globus Medical, Inc.(a) 6,803 486,687
Haemonetics Corp.(a) 4,014 322,645
Harmony Biosciences Holdings,
Inc.(a) 5,436 217,440
Integer Holdings Corp.(a) 2,695 350,350
Integra LifeSciences Holdings Corp.(a) 9,210 167,346
Kiniksa Pharmaceuticals International
PLC(a) 9,981 249,425
Krystal Biotech, Inc.(a) 813 147,990
LeMaitre Vascular, Inc. 3,797 352,703
Ligand Pharmaceuticals, Inc.(a) 3,058 306,075
Merit Medical Systems, Inc.(a) 4,134 408,563
National HealthCare Corp. 4,057 510,249
Neogen Corp.(a) 19,549 328,619
Pacira BioSciences, Inc.(a) 10,256 154,353
Patterson Cos., Inc. 11,860 259,022
Premier, Inc., Class A 18,705 374,100
Privia Health Group, Inc.(a) 10,820 197,032
Progyny, Inc.(a) 7,319 122,666
RadNet, Inc.(a) 4,761 330,366
Schrodinger, Inc.(a) 5,378 99,762
Select Medical Holdings Corp. 11,065 385,837
STAAR Surgical Co.(a) 3,385 125,753
TG Therapeutics, Inc.(a) 6,881 160,947
U.S. Physical Therapy, Inc. 3,437 290,873
UFP Technologies, Inc.(a) 920 291,364
9,938,856
Industrials ( 22.0% ):
AAR Corp.(a) 5,603 366,212
ABM Industries, Inc. 6,155 324,738
Air Lease Corp. 7,726 349,911
Alamo Group, Inc. 1,568 282,444
Albany International Corp. 4,133 367,217
American Woodmark Corp.(a) 2,749 256,894
ArcBest Corp. 1,475 159,964
Arcosa, Inc. 4,704 445,751
Armstrong World Industries, Inc. 3,133 411,770
Array Technologies, Inc.(a) 11,353 74,930
ASGN, Inc.(a) 3,910 364,529
AZZ, Inc. 4,991 412,306
Barnes Group, Inc. 5,731 231,590
Boise Cascade Co. 1,939 273,360
Brady Corp., Class A 7,425 568,978
Casella Waste Systems, Inc.(a) 4,442 441,935
CBIZ, Inc.(a) 5,780 388,936
Cimpress PLC(a) 2,208 180,879
Concentrix Corp. 3,977 203,821
Construction Partners, Inc., Class A(a) 5,038 351,652
CoreCivic, Inc.(a) 20,284 256,593

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (22.0%): (continued)
CSG Systems International, Inc. 5,775 280,954
CSW Industrials, Inc. 1,666 610,406
DNOW, Inc.(a) 16,677 215,634
Dycom Industries, Inc.(a) 1,957 385,725
Enerpac Tool Group Corp. 9,560 400,468
EnerSys 3,508 357,991
Enpro, Inc. 1,873 303,763
Esab Corp. 3,343 355,394
ESCO Technologies, Inc. 3,992 514,888
Exlservice Holdings, Inc.(a) 11,035 420,985
Exponent, Inc. 3,630 418,466
Federal Signal Corp. 4,705 439,729
First Advantage Corp.(a) 22,704 450,674
Flowserve Corp. 9,253 478,288
Fluor Corp.(a) 6,120 291,985
Franklin Electric Co., Inc. 4,721 494,855
FTAI Aviation Ltd. 4,569 607,220
GATX Corp. 3,571 472,979
Gibraltar Industries, Inc.(a) 3,981 278,391
GMS, Inc.(a) 3,811 345,162
Granite Construction, Inc. 5,282 418,757
Griffon Corp. 4,511 315,770
H&E Equipment Services, Inc. 4,397 214,046
Hayward Holdings, Inc.(a) 17,272 264,952
Helios Technologies, Inc. 5,174 246,800
Herc Holdings, Inc. 1,463 233,246
Hillenbrand, Inc. 7,302 202,996
HNI Corp. 8,540 459,794
Huron Consulting Group, Inc.(a) 2,916 316,969
ICF International, Inc. 3,070 512,045
IES Holdings, Inc.(a) 2,000 399,240
Insperity, Inc. 2,488 218,944
Janus International Group, Inc.(a) 20,471 206,962
JELD-WEN Holding, Inc.(a) 10,985 173,673
John Bean Technologies Corp. 3,346 329,614
Kadant, Inc. 1,226 414,388
Kennametal, Inc. 14,927 387,057
Kirby Corp.(a) 5,003 612,517
Korn Ferry 6,933 521,639
Legalzoom.com, Inc.(a) 16,917 107,423
ManpowerGroup, Inc. 5,715 420,167
Marten Transport Ltd. 22,203 392,993
Masterbrand, Inc.(a) 16,396 303,982
Matson, Inc. 2,991 426,576
Maximus, Inc. 5,047 470,179
MDU Resources Group, Inc. 19,961 547,131
MillerKnoll, Inc. 7,071 175,078
Moog, Inc., Class A 2,160 436,363
MSC Industrial Direct Co., Inc. 5,333 458,958
Mueller Industries, Inc. 6,857 508,104
Mueller Water Products, Inc., Class A 22,241 482,630
MYR Group, Inc.(a) 1,769 180,845
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (22.0%): (continued)
NEXTracker, Inc., Class A(a) 3,597 134,816
NV5 Global, Inc.(a) 3,624 338,772
Powell Industries, Inc. 918 203,787
Primoris Services Corp. 7,221 419,396
Resideo Technologies, Inc.(a) 10,604 213,565
Rush Enterprises, Inc., Class A 6,813 359,931
RXO, Inc.(a) 12,447 348,516
Ryder System, Inc. 3,401 495,866
Schneider National, Inc., Class B 16,356 466,800
Shoals Technologies Group, Inc.,
Class A(a) 17,740 99,521
SkyWest, Inc.(a) 3,953 336,084
SPX Technologies, Inc.(a) 3,182 507,402
Standex International Corp. 1,963 358,797
Sterling Infrastructure, Inc.(a) 1,776 257,556
Tennant Co. 3,468 333,067
Terex Corp. 3,918 207,301
The AZEK Co., Inc.(a) 5,746 268,913
The Brink's Co. 4,269 493,667
The Greenbrier Cos., Inc. 5,024 255,671
Trinity Industries, Inc. 10,607 369,548
UniFirst Corp. 2,544 505,366
Upwork, Inc.(a) 11,815 123,467
Verra Mobility Corp.(a) 16,225 451,217
Vicor Corp.(a) 2,922 123,016
Watts Water Technologies, Inc.,
Class A 1,996 413,551
Werner Enterprises, Inc. 11,009 424,837
34,708,635
Information Technology ( 8.7% ):
ACI Worldwide, Inc.(a) 9,101 463,241
ACM Research, Inc., Class A(a) 3,887 78,906
Advanced Energy Industries, Inc. 2,890 304,144
Agilysys, Inc.(a) 2,667 290,623
Alarm.com Holdings, Inc.(a) 3,612 197,468
Appfolio, Inc., Class A(a) 903 212,566
Avnet, Inc. 8,817 478,851
Badger Meter, Inc. 2,437 532,265
Belden, Inc. 2,537 297,159
Blackbaud, Inc.(a) 4,315 365,394
BlackLine, Inc.(a) 3,724 205,341
Calix, Inc.(a) 6,371 247,131
Cirrus Logic, Inc.(a) 3,369 418,463
Clear Secure, Inc., Class A 12,225 405,136
Cohu, Inc.(a) 9,584 246,309
Crane NXT Co. 5,556 311,692
DigitalOcean Holdings, Inc.(a) 4,667 188,500
Diodes, Inc.(a) 3,967 254,245
ePlus, Inc.(a) 3,367 331,111
Extreme Networks, Inc.(a) 19,677 295,745
FormFactor, Inc.(a) 5,174 238,004
Harmonic, Inc.(a) 18,550 270,273
Insight Enterprises, Inc.(a) 2,412 519,521

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF

Percentages indicated are based on net assets as of September
30, 2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (8.7%): (continued)
InterDigital, Inc. 3,920 555,190
Itron, Inc.(a) 2,571 274,609
Knowles Corp.(a) 17,706 319,239
MACOM Technology Solutions
Holdings, Inc.(a) 2,750 305,965
MicroStrategy, Inc.(a) 737 124,258
N-able, Inc.(a) 27,842 363,617
Napco Security Technologies Inc. 3,491 141,246
OSI Systems, Inc.(a) 2,325 353,005
PC Connection, Inc. 6,094 459,670
Pegasystems, Inc. 2,970 217,077
Perficient, Inc.(a) 4,097 309,242
Photronics, Inc.(a) 7,034 174,162
Plexus Corp.(a) 3,919 535,766
Progress Software Corp. 8,814 593,799
Qualys, Inc.(a) 1,934 248,442
Rogers Corp.(a) 3,140 354,851
Sprinklr, Inc., Class A(a) 16,344 126,339
Verint Systems, Inc.(a) 6,997 177,234
Viavi Solutions, Inc.(a) 29,879 269,509
Vishay Intertechnology, Inc. 16,931 320,165
Vontier Corp. 9,794 330,450
13,705,923
Materials ( 5.5% ):
Alpha Metallurgical Resources, Inc. 574 135,567
Arch Resources, Inc. 1,719 237,497
Ashland, Inc. 3,652 317,614
Avient Corp. 8,025 403,818
Balchem Corp. 2,825 497,200
Cabot Corp. 3,890 434,785
Carpenter Technology Corp. 3,463 552,626
Element Solutions, Inc. 16,418 445,913
Greif, Inc., Class A 7,000 438,620
H.B. Fuller Co. 5,750 456,435
Hawkins, Inc. 3,432 437,477
Innospec, Inc. 3,557 402,261
Knife River Corp.(a) 3,659 327,078
Materion Corp. 2,169 242,624
Minerals Technologies, Inc. 5,200 401,596
MP Materials Corp.(a) 11,193 197,557
NewMarket Corp. 756 417,229
Quaker Chemical Corp. 1,653 278,514
Sensient Technologies Corp. 5,039 404,229
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (5.5%): (continued)
Silgan Holdings, Inc. 7,678 403,095
Stepan Co. 4,027 311,086
Summit Materials, Inc., Class A(a) 7,111 277,542
Sylvamo Corp. 3,673 315,327
Warrior Met Coal, Inc. 3,963 253,236
8,588,926
Real Estate ( 0.5% ):
Forestar Group, Inc.(a) 6,563 212,444
Newmark Group, Inc., Class A 20,113 312,355
The St. Joe Co. 4,774 278,372
803,171
Utilities ( 5.6% ):
ALLETE, Inc. 7,475 479,820
American States Water Co. 7,108 592,025
Avista Corp. 12,130 470,038
Black Hills Corp. 7,687 469,830
California Water Service Group 9,178 497,631
Chesapeake Utilities Corp. 3,729 463,030
Clearway Energy, Inc., Class C 11,694 358,772
MGE Energy, Inc. 4,206 384,639
National Fuel Gas Co. 8,356 506,457
New Jersey Resources Corp. 11,357 536,050
Northwest Natural Holding Co. 10,120 413,099
Northwestern Energy Group, Inc. 9,420 539,012
ONE Gas, Inc. 6,792 505,461
Ormat Technologies, Inc. 5,230 402,396
Otter Tail Corp. 3,664 286,378
Portland General Electric Co. 10,780 516,362
SJW Group 8,288 481,616
Southwest Gas Holdings, Inc. 5,332 393,288
Spire, Inc. 8,156 548,817
8,844,721
Total Common Stocks
(Cost $132,558,219) 156,886,781
Total Investments
(Cost $132,558,219) — 99.6% 156,886,781
Other assets in excess of liabilities — 0.4% 673,335
NET ASSETS - 100.00% $ 157,560,116
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 12/20/24 6 $ 666,390 $ 674,760 $ 8,370
$ 8,370

Schedule of Portfolio Investments
September 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Communication Services ( 0 .5% ):
Live Nation Entertainment, Inc.(a) 8,325 911,504
The Trade Desk, Inc., Class A(a) 5,256 576,321
1,487,825
Consumer Discretionary ( 8 .2% ):
Aptiv PLC(a) 8,883 639,665
Burlington Stores, Inc.(a) 2,721 716,929
CarMax, Inc.(a) 8,359 646,819
Carvana Co.(a) 2,777 483,503
Chipotle Mexican Grill, Inc.(a) 15,985 921,056
Coupang, Inc.(a) 27,912 685,240
Deckers Outdoor Corp.(a) 4,378 698,072
Domino's Pizza, Inc. 1,954 840,494
DR Horton, Inc. 4,844 924,090
Five Below, Inc.(a) 3,993 352,782
Floor & Decor Holdings, Inc.,
Class A(a) 5,240 650,651
Garmin Ltd. 7,107 1,251,045
Genuine Parts Co. 6,361 888,504
Lennar Corp., Class A 4,677 876,844
LKQ Corp. 22,738 907,701
Lowe's Cos., Inc. 4,435 1,201,220
NVR, Inc.(a) 115 1,128,357
O'Reilly Automotive, Inc.(a) 1,036 1,193,058
Pool Corp. 1,986 748,325
PulteGroup, Inc. 6,412 920,314
Ross Stores, Inc. 8,444 1,270,906
Service Corp. International 12,109 955,763
Tesla, Inc.(a) 2,735 715,558
Toll Brothers, Inc. 5,507 850,776
TopBuild Corp.(a) 1,418 576,857
Tractor Supply Co. 3,964 1,153,247
22,197,776
Consumer Staples ( 4 .3% ):
Campbell Soup Co. 24,025 1,175,303
Casey's General Stores, Inc. 2,970 1,115,859
Celsius Holdings, Inc.(a) 4,584 143,754
Costco Wholesale Corp. 1,604 1,421,978
Coty, Inc., Class A(a) 63,126 592,753
Dollar General Corp. 4,293 363,059
Dollar Tree, Inc.(a) 5,411 380,502
Hormel Foods Corp. 22,125 701,362
Kimberly Clark Corp. 11,441 1,627,825
Lamb Weston Holdings, Inc. 10,467 677,634
McCormick & Co., Inc. 11,796 970,811
Sysco Corp. 16,746 1,307,193
U.S. Foods Holding Corp.(a) 21,096 1,297,404
11,775,437
Energy ( 7 .7% ):
Baker Hughes Co. 30,577 1,105,359
Cheniere Energy, Inc. 6,684 1,202,051
ConocoPhillips 7,538 793,601
Coterra Energy, Inc. 34,898 835,807
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.7%): (continued)
Devon Energy Corp. 15,359 600,844
Diamondback Energy, Inc. 4,508 777,179
EOG Resources, Inc. 6,814 837,645
EQT Corp. 18,007 659,776
Expand Energy Corp. 9,724 799,799
Halliburton Co. 21,982 638,577
HF Sinclair Corp. 12,677 565,014
Kinder Morgan, Inc. 74,927 1,655,137
Marathon Oil Corp. 27,010 719,276
Marathon Petroleum Corp. 4,181 681,127
Occidental Petroleum Corp. 13,479 694,708
ONEOK, Inc. 14,491 1,320,565
Ovintiv, Inc. 13,841 530,249
Permian Resources Corp. 39,551 538,289
Phillips 66 5,997 788,306
Schlumberger NV 16,270 682,526
Targa Resources Corp. 8,660 1,281,767
Texas Pacific Land Corp. 1,073 949,326
The Williams Cos., Inc. 34,025 1,553,241
Valero Energy Corp. 4,684 632,480
20,842,649
Financials ( 13 .2% ):
Aflac, Inc. 13,852 1,548,654
American Financial Group, Inc. 8,408 1,131,717
Arch Capital Group Ltd.(a) 10,679 1,194,766
Arthur J. Gallagher & Co. 5,284 1,486,759
Block, Inc.(a) 5,506 369,618
Brown & Brown, Inc. 14,310 1,482,516
Cboe Global Markets, Inc. 6,705 1,373,653
Cincinnati Financial Corp. 9,130 1,242,776
Coinbase Global, Inc., Class A(a) 1,161 206,855
Corebridge Financial, Inc. 32,124 936,736
Equitable Holdings, Inc. 24,043 1,010,527
Erie Indemnity Co., Class A 1,811 977,614
Everest Group Ltd. 2,552 999,950
FactSet Research Systems, Inc. 2,724 1,252,631
First Citizens BancShares, Inc., Class A 502 924,157
Franklin Resources, Inc. 31,284 630,373
Globe Life, Inc. 23,812 2,521,929
Interactive Brokers Group, Inc. 8,352 1,163,935
Intercontinental Exchange, Inc. 9,937 1,596,280
Jack Henry & Associates, Inc. 6,558 1,157,749
Kinsale Capital Group, Inc. 1,250 581,962
LPL Financial Holdings, Inc. 3,311 770,238
Markel Group, Inc.(a) 664 1,041,537
Morningstar, Inc. 2,674 853,327
MSCI, Inc. 1,644 958,337
Nasdaq, Inc. 17,993 1,313,669
Principal Financial Group, Inc. 14,083 1,209,730
Reinsurance Group of America, Inc. 6,525 1,421,602
RenaissanceRe Holdings Ltd. 3,674 1,000,798
Ryan Specialty Holdings, Inc. 20,665 1,371,949
Tradeweb Markets, Inc., Class A 9,580 1,184,759

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (13.2%): (continued)
W.R. Berkley Corp. 20,365 1,155,306
36,072,409
Health Care ( 10 .5% ):
Agilent Technologies, Inc. 5,910 877,517
Align Technology, Inc.(a) 1,407 357,828
Avantor, Inc.(a) 28,619 740,374
BioMarin Pharmaceutical, Inc.(a) 8,706 611,945
Bruker Corp. 7,772 536,734
Cardinal Health, Inc. 9,819 1,085,196
Cencora, Inc. 6,083 1,369,162
Charles River Laboratories
International, Inc.(a) 2,734 538,516
Danaher Corp. 4,057 1,127,927
DaVita, Inc.(a) 4,465 731,947
Dexcom, Inc.(a) 3,832 256,897
Edwards Lifesciences Corp.(a) 8,088 533,727
GE HealthCare Technologies, Inc. 9,176 861,168
HCA Healthcare, Inc. 3,132 1,272,939
Humana, Inc. 2,427 768,728
IDEXX Laboratories, Inc.(a) 1,507 761,367
Incyte Corp.(a) 16,106 1,064,607
Insulet Corp.(a) 2,731 635,640
Intuitive Surgical, Inc.(a) 1,990 977,627
IQVIA Holdings, Inc.(a) 3,327 788,399
Medpace Holdings, Inc.(a) 1,416 472,661
Mettler-Toledo International, Inc.(a) 644 965,807
Neurocrine Biosciences, Inc.(a) 6,582 758,378
Regeneron Pharmaceuticals, Inc.(a) 1,389 1,460,172
Repligen Corp.(a) 2,800 416,696
ResMed, Inc. 3,152 769,466
Revvity, Inc. 6,368 813,512
STERIS PLC 5,424 1,315,537
Stryker Corp. 3,009 1,087,031
United Therapeutics Corp.(a) 3,933 1,409,391
Veeva Systems, Inc., Class A(a) 3,437 721,323
Waters Corp.(a) 2,319 834,585
West Pharmaceutical Services, Inc. 1,784 535,485
Zoetis, Inc. 5,707 1,115,034
28,573,323
Industrials ( 24 .8% ):
A.O. Smith Corp. 11,896 1,068,618
Advanced Drainage Systems, Inc. 4,018 631,469
AECOM 11,401 1,177,381
Allegion PLC 7,173 1,045,393
AMETEK, Inc. 8,102 1,391,194
Axon Enterprise, Inc.(a) 2,071 827,572
Builders FirstSource, Inc.(a) 2,758 534,666
Carlisle Cos., Inc. 2,109 948,523
Carrier Global Corp. 14,011 1,127,745
Caterpillar, Inc. 2,327 910,136
Cintas Corp. 6,814 1,402,866
Comfort Systems USA, Inc. 2,000 780,700
Copart, Inc.(a) 19,042 997,801
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.8%): (continued)
CSX Corp. 35,170 1,214,420
Dayforce, Inc.(a) 11,144 682,570
Deere & Co. 2,406 1,004,096
Dover Corp. 6,682 1,281,207
EMCOR Group, Inc. 2,366 1,018,634
Equifax, Inc. 3,069 901,856
Expeditors International of
Washington, Inc. 9,439 1,240,285
Fastenal Co. 15,619 1,115,509
Fortive Corp. 13,074 1,031,931
General Dynamics Corp. 4,368 1,320,010
Graco, Inc. 11,893 1,040,756
HEICO Corp. 5,599 1,464,027
Howmet Aerospace, Inc. 15,905 1,594,476
Hubbell, Inc. 2,183 935,088
Huntington Ingalls Industries, Inc. 3,832 1,013,104
IDEX Corp. 5,315 1,140,068
Illinois Tool Works, Inc. 5,571 1,459,992
Ingersoll Rand, Inc. 11,699 1,148,374
J.B. Hunt Transport Services, Inc. 4,642 799,956
Leidos Holdings, Inc. 9,024 1,470,912
Lennox International, Inc. 1,753 1,059,320
Lincoln Electric Holdings, Inc. 4,017 771,344
Masco Corp. 12,045 1,011,057
Norfolk Southern Corp. 3,798 943,803
Old Dominion Freight Line, Inc. 3,542 703,583
Otis Worldwide Corp. 14,923 1,551,097
PACCAR, Inc. 9,697 956,900
Parker-Hannifin Corp. 1,649 1,041,871
Paychex, Inc. 9,956 1,335,996
Quanta Services, Inc. 2,891 861,952
Republic Services, Inc. 9,144 1,836,481
Rockwell Automation, Inc. 2,381 639,203
Rollins, Inc. 20,102 1,016,759
Saia, Inc.(a) 1,008 440,758
Snap-on, Inc. 3,556 1,030,209
SS&C Technologies Holdings, Inc. 17,680 1,312,033
Textron, Inc. 9,902 877,119
Trane Technologies PLC 2,878 1,118,765
TransDigm Group, Inc. 861 1,228,759
U-Haul Holding Co. 12,233 880,776
Union Pacific Corp. 4,690 1,155,991
United Rentals, Inc. 921 745,761
Veralto Corp. 7,918 885,707
Verisk Analytics, Inc. 5,871 1,573,193
Vertiv Holdings Co., Class A 4,863 483,820
Waste Management, Inc. 6,733 1,397,771
Watsco, Inc. 1,955 961,625
Westinghouse Air Brake Technologies
Corp. 8,717 1,584,489
WW Grainger, Inc. 1,125 1,168,661
Xylem, Inc. 8,632 1,165,579
67,461,717

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology ( 14 .6% ):
Advanced Micro Devices, Inc.(a) 2,944 483,052
Akamai Technologies, Inc.(a) 10,333 1,043,116
Amphenol Corp., Class A 22,870 1,490,209
Analog Devices, Inc. 4,792 1,102,975
AppLovin Corp., Class A(a) 4,690 612,280
Arista Networks, Inc.(a) 1,853 711,218
Bentley Systems, Inc., Class B 15,491 787,098
Broadcom, Inc. 4,762 821,445
Cadence Design Systems, Inc.(a) 2,746 744,248
CDW Corp. 5,030 1,138,289
Cognizant Technology Solutions
Corp., Class A 15,468 1,193,820
Corpay, Inc.(a) 2,959 925,457
Datadog, Inc., Class A(a) 3,300 379,698
DocuSign, Inc.(a) 9,672 600,534
Dynatrace, Inc.(a) 15,532 830,496
Elastic NV(a) 3,526 270,656
Enphase Energy, Inc.(a) 3,029 342,338
Entegris, Inc. 4,734 532,717
EPAM Systems, Inc.(a) 2,583 514,094
F5, Inc.(a) 6,311 1,389,682
Fair Isaac Corp.(a) 649 1,261,344
First Solar, Inc.(a) 2,695 672,241
Fortinet, Inc.(a) 7,791 604,192
Gartner, Inc.(a) 1,852 938,520
Jabil, Inc. 3,748 449,123
Keysight Technologies, Inc.(a) 5,167 821,191
KLA Corp. 1,011 782,929
Lattice Semiconductor Corp.(a) 6,270 332,749
Manhattan Associates, Inc.(a) 3,447 969,917
Microchip Technology, Inc. 8,143 653,801
MicroStrategy, Inc.(a) 1,618 272,795
Monolithic Power Systems, Inc. 767 709,091
NetApp, Inc. 6,776 836,904
NVIDIA Corp. 5,910 717,710
NXP Semiconductors NV 3,131 751,471
ON Semiconductor Corp.(a) 7,028 510,303
Palantir Technologies, Inc., Class A(a) 13,840 514,848
Palo Alto Networks, Inc.(a) 1,539 526,030
PTC, Inc.(a) 6,091 1,100,400
Pure Storage, Inc., Class A(a) 8,710 437,590
Roper Technologies, Inc. 2,806 1,561,371
ServiceNow, Inc.(a) 1,064 951,631
Skyworks Solutions, Inc. 7,974 787,592
Super Micro Computer, Inc.(a) 250 104,100
Synopsys, Inc.(a) 1,386 701,857
TE Connectivity PLC(a) 7,472 1,128,197
Teledyne Technologies, Inc.(a) 2,753 1,204,878
Teradyne, Inc. 6,378 854,206
Trimble, Inc.(a) 11,918 739,989
Tyler Technologies, Inc.(a) 2,199 1,283,600
Zebra Technologies Corp.(a) 1,761 652,134
39,746,126
SECURITY DESCRIPTION SHARES VALUE ($)
Materials ( 6 .6% ):
Albemarle Corp. 3,298 312,354
Avery Dennison Corp. 6,077 1,341,559
Ball Corp. 12,146 824,835
Celanese Corp. 5,545 753,898
CF Industries Holdings, Inc. 10,513 902,015
Freeport-McMoRan, Inc. 13,188 658,345
International Paper Co. 20,638 1,008,166
Linde PLC 3,029 1,444,409
LyondellBasell Industries NV, Class A 11,575 1,110,043
Martin Marietta Materials, Inc. 1,632 878,424
Nucor Corp. 4,421 664,653
Packaging Corp. of America 5,696 1,226,918
PPG Industries, Inc. 8,553 1,132,930
Reliance, Inc. 2,699 780,578
RPM International, Inc. 8,664 1,048,344
Steel Dynamics, Inc. 5,541 698,609
The Sherwin-Williams Co. 3,572 1,363,325
Vulcan Materials Co. 3,949 988,948
Westlake Corp. 5,410 813,069
17,951,422
Real Estate ( 0 .2% ):
CoStar Group, Inc.(a) 8,637 651,575
651,575
Utilities ( 9 .1% ):
Alliant Energy Corp. 23,814 1,445,272
Ameren Corp. 14,287 1,249,541
American Electric Power Co., Inc. 12,788 1,312,049
American Water Works Co., Inc. 8,567 1,252,838
Atmos Energy Corp. 11,737 1,628,039
CenterPoint Energy, Inc. 42,057 1,237,317
CMS Energy Corp. 19,723 1,393,036
Consolidated Edison, Inc. 13,779 1,434,807
Constellation Energy Corp. 3,190 829,464
DTE Energy Co. 10,387 1,333,795
Entergy Corp. 11,518 1,515,884
Evergy, Inc. 21,128 1,310,147
NextEra Energy, Inc. 11,419 965,248
NiSource, Inc. 39,142 1,356,270
Public Service Enterprise Group, Inc. 17,687 1,577,857
The AES Corp. 34,602 694,116
The Southern Co. 17,619 1,588,881
Vistra Corp. 11,408 1,352,304
WEC Energy Group, Inc. 13,931 1,339,884
24,816,749
Total Common Stocks
(Cost $220,304,367) 271,577,008
Total Investments
(Cost $220,304,367) — 99.7% 271,577,008
Other assets in excess of liabilities — 0.3% 888,314
NET ASSETS - 100.00% $ 272,465,322

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

Percentages indicated are based on net assets as of September
30, 2024.
(a) Non-income producing security.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 12/20/24 3 $ 857,458 $ 872,138 $ 14,680
$ 14,680

Schedule of Portfolio Investments
September 30, 2024 (Unaudited)
Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary ( 5 .9% ):
Garmin Ltd. 16,172 2,846,757
Genuine Parts Co. 14,473 2,021,589
LKQ Corp. 51,726 2,064,902
Lowe's Cos., Inc. 10,081 2,730,439
Service Corp. International 27,530 2,172,943
Tractor Supply Co. 9,013 2,622,152
14,458,782
Consumer Staples ( 5 .7% ):
Campbell Soup Co. 54,633 2,672,646
Dollar General Corp. 9,753 824,811
Hormel Foods Corp. 50,331 1,595,493
Kimberly Clark Corp. 26,028 3,703,264
McCormick & Co., Inc. 26,830 2,208,109
Sysco Corp. 38,088 2,973,149
13,977,472
Energy ( 16 .2% ):
Baker Hughes Co. 69,531 2,513,546
ConocoPhillips 17,166 1,807,237
Coterra Energy, Inc. 79,392 1,901,438
Devon Energy Corp. 34,928 1,366,383
Diamondback Energy, Inc. 10,311 1,777,616
EOG Resources, Inc. 15,495 1,904,800
EQT Corp. 40,960 1,500,774
Expand Energy Corp. 22,160 1,822,660
Halliburton Co. 50,005 1,452,645
HF Sinclair Corp. 28,840 1,285,399
Kinder Morgan, Inc. 170,416 3,764,489
Marathon Oil Corp. 61,421 1,635,641
Marathon Petroleum Corp. 9,499 1,547,482
ONEOK, Inc. 32,951 3,002,825
Ovintiv, Inc. 31,466 1,205,463
Phillips 66 13,649 1,794,161
Schlumberger NV 37,010 1,552,570
Targa Resources Corp. 19,689 2,914,169
The Williams Cos., Inc. 77,393 3,532,991
Valero Energy Corp. 10,648 1,437,799
39,720,088
Financials ( 13 .2% ):
Aflac, Inc. 31,494 3,521,029
American Financial Group, Inc. 19,117 2,573,148
Cincinnati Financial Corp. 20,755 2,825,171
Corebridge Financial, Inc. 73,063 2,130,517
Equitable Holdings, Inc. 54,681 2,298,243
Everest Group Ltd. 5,794 2,270,263
Franklin Resources, Inc. 71,156 1,433,794
Intercontinental Exchange, Inc. 22,605 3,631,267
Jack Henry & Associates, Inc. 14,913 2,632,741
Nasdaq, Inc. 40,925 2,987,934
Principal Financial Group, Inc. 32,016 2,750,174
Reinsurance Group of America, Inc. 14,829 3,230,794
32,285,075
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .0% ):
Cardinal Health, Inc. 22,338 2,468,796
2,468,796
Industrials ( 19 .9% ):
A.O. Smith Corp. 27,053 2,430,171
Allegion PLC 16,307 2,376,582
Carrier Global Corp. 31,864 2,564,733
Caterpillar, Inc. 5,287 2,067,851
Deere & Co. 5,484 2,288,638
Fastenal Co. 35,521 2,536,910
General Dynamics Corp. 9,939 3,003,566
Huntington Ingalls Industries, Inc. 8,712 2,303,279
Illinois Tool Works, Inc. 12,666 3,319,379
Masco Corp. 27,400 2,299,956
Norfolk Southern Corp. 8,625 2,143,312
Otis Worldwide Corp. 33,948 3,528,555
Paychex, Inc. 22,650 3,039,403
Rockwell Automation, Inc. 5,423 1,455,859
Snap-on, Inc. 8,077 2,339,988
SS&C Technologies Holdings, Inc. 40,195 2,982,871
Union Pacific Corp. 10,662 2,627,970
Waste Management, Inc. 15,323 3,181,055
Watsco, Inc. 4,439 2,183,455
48,673,533
Information Technology ( 6 .8% ):
Analog Devices, Inc. 10,889 2,506,321
Broadcom, Inc. 10,848 1,871,280
Cognizant Technology Solutions
Corp., Class A 35,172 2,714,575
Microchip Technology, Inc. 18,507 1,485,927
NetApp, Inc. 15,398 1,901,807
NXP Semiconductors NV 7,130 1,711,271
Skyworks Solutions, Inc. 18,148 1,792,478
TE Connectivity PLC(a) 17,003 2,567,283
16,550,942
Materials ( 9 .7% ):
Albemarle Corp. 7,491 709,473
Avery Dennison Corp. 13,820 3,050,903
Celanese Corp. 12,603 1,713,504
CF Industries Holdings, Inc. 23,905 2,051,049
International Paper Co. 46,956 2,293,801
LyondellBasell Industries NV, Class A 26,337 2,525,718
Packaging Corp. of America 12,955 2,790,507
PPG Industries, Inc. 19,454 2,576,877
Reliance, Inc. 6,130 1,772,857
RPM International, Inc. 19,702 2,383,942
Westlake Corp. 12,294 1,847,665
23,716,296
Utilities ( 21 .0% ):
Alliant Energy Corp. 54,165 3,287,274
Ameren Corp. 32,499 2,842,362
American Electric Power Co., Inc. 29,088 2,984,429
American Water Works Co., Inc. 19,487 2,849,779
Atmos Energy Corp. 26,683 3,701,199

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan High Dividend Stock ETF

Percentages indicated are based on net assets as of September
30, 2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (21.0%): (continued)
CenterPoint Energy, Inc. 95,657 2,814,229
CMS Energy Corp. 44,857 3,168,250
Consolidated Edison, Inc. 31,341 3,263,538
DTE Energy Co. 23,618 3,032,787
Entergy Corp. 26,189 3,446,734
Evergy, Inc. 48,065 2,980,511
NextEra Energy, Inc. 25,975 2,195,667
NiSource, Inc. 89,013 3,084,300
Public Service Enterprise Group, Inc. 40,214 3,587,491
The AES Corp. 78,696 1,578,642
The Southern Co. 40,072 3,613,693
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (21.0%): (continued)
WEC Energy Group, Inc. 31,695 3,048,425
51,479,310
Total Common Stocks
(Cost $213,328,764) 243,330,294
Total Investments
(Cost $213,328,764) — 99.4% 243,330,294
Other assets in excess of liabilities — 0.6% 1,388,163
NET ASSETS - 100.00% $ 244,718,457
(a) Non-income producing security.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 12/20/24 4 $ 1,138,209 $ 1,162,850 $ 24,641
$ 24,641

Schedule of Portfolio Investments
September 30, 2024 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.1%)
Australia ( 7.1% ):
Communication Services ( 0.6% ):
REA Group Ltd. 2,152 298,980
Telstra Group Ltd. 175,670 471,121
770,101
Consumer Discretionary ( 0.4% ):
Wesfarmers Ltd. 8,870 431,802
431,802
Consumer Staples ( 0.7% ):
Coles Group Ltd. (a) 34,391 429,305
Woolworths Group Ltd. 17,647 406,180
835,485
Energy ( 0.5% ):
Santos Ltd. 56,596 274,616
Woodside Energy Group Ltd. 15,674 273,014
547,630
Financials ( 2.1% ):
ANZ Group Holdings Ltd. (a) 19,893 419,101
Commonwealth Bank of Australia 4,886 457,239
Insurance Australia Group Ltd. 76,897 391,193
National Australia Bank Ltd. 16,416 423,801
Suncorp Group Ltd. 30,370 379,740
Westpac Banking Corp. 19,253 422,119
2,493,193
Health Care ( 0.5% ):
Cochlear Ltd. 1,439 280,577
CSL Ltd. 1,783 352,814
633,391
Industrials ( 0.9% ):
Brambles Ltd. 32,608 428,910
Computershare Ltd. 19,457 339,848
Reece Ltd. 12,525 246,733
1,015,491
Information Technology ( 0.2% ):
WiseTech Global Ltd. (a) 3,041 288,365
288,365
Materials ( 0.9% ):
BHP Group Ltd. 10,618 337,308
Fortescue Ltd. 13,311 190,267
Northern Star Resources Ltd. (a) 19,378 213,903
Rio Tinto Ltd. 3,789 338,186
1,079,664
Utilities ( 0.3% ):
Origin Energy Ltd. 50,112 346,720
346,720
8,441,842
Austria ( 0.9% ):
Energy ( 0.3% ):
OMV AG 7,241 309,153
309,153
Financials ( 0.4% ):
Erste Group Bank AG 8,225 450,857
450,857
SECURITY DESCRIPTION SHARES VALUE ($)
Austria (0.9%): (continued)
Utilities ( 0.2% ):
Verbund AG 3,506 290,713
290,713
1,050,723
Belgium ( 1.2% ):
Consumer Discretionary ( 0.2% ):
D'ieteren Group 1,295 273,710
273,710
Financials ( 0.7% ):
Groupe Bruxelles Lambert NV 6,028 469,307
KBC Group NV 4,116 327,184
796,491
Health Care ( 0.3% ):
UCB SA 2,078 374,677
374,677
1,444,878
Canada ( 10.7% ):
Consumer Discretionary ( 0.6% ):
Dollarama, Inc. 4,878 499,740
Magna International, Inc. 4,914 201,603
701,343
Consumer Staples ( 0.7% ):
Alimentation Couche-Tard, Inc. 6,622 366,137
Metro, Inc. 8,289 524,016
890,153
Energy ( 2.3% ):
ARC Resources Ltd. 14,618 247,110
Cameco Corp. 4,042 193,118
Canadian Natural Resources Ltd. 6,584 218,655
Cenovus Energy, Inc. 12,770 213,605
Imperial Oil Ltd. 4,198 295,378
Pembina Pipeline Corp. 13,716 565,457
Suncor Energy, Inc. 7,442 274,721
TC Energy Corp. 9,771 464,525
Tourmaline Oil Corp. 6,083 282,536
2,755,105
Financials ( 2.1% ):
Brookfield Asset Management Ltd.,
Class A
7,131 337,171
Fairfax Financial Holdings Ltd. 249 314,435
Great-West Lifeco, Inc. 14,820 505,434
Intact Financial Corp. 2,436 467,817
National Bank of Canada 4,612 435,655
Power Corp. of Canada 14,399 454,234
2,514,746
Industrials ( 1.6% ):
Canadian National Railway Co. 3,259 381,667
Canadian Pacific Kansas City Ltd. 4,514 386,108
TFI International, Inc. 1,691 231,648
Waste Connections, Inc. 2,428 434,052
WSP Global, Inc. 2,488 442,074
1,875,549

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (10.7%): (continued)
Information Technology ( 0.7% ):
Constellation Software, Inc. 130 422,983
Open Text Corp. 7,611 253,381
Shopify, Inc., Class A (a) 2,016 161,528
837,892
Materials ( 1.6% ):
Agnico Eagle Mines Ltd. 4,015 323,474
Barrick Gold Corp. 13,730 273,118
Franco-Nevada Corp. 2,270 281,975
Ivanhoe Mines Ltd. (a) 15,441 229,737
Nutrien Ltd. 4,572 219,725
Teck Resources Ltd., Class B 4,342 226,813
Wheaton Precious Metals Corp. 4,774 291,601
1,846,443
Utilities ( 1.1% ):
Emera, Inc. 9,909 390,483
Fortis, Inc. 10,856 493,309
Hydro One Ltd. 13,812 478,819
1,362,611
12,783,842
Chile ( 0.2% ):
Materials ( 0.2% ):
Antofagasta PLC 7,450 200,463
200,463
Denmark ( 2.2% ):
Consumer Discretionary ( 0.2% ):
Pandora A/S 1,628 268,071
268,071
Financials ( 0.7% ):
Danske Bank A/S 10,681 321,443
Tryg A/S 20,744 491,994
813,437
Health Care ( 0.5% ):
Coloplast A/S, Class B 1,969 257,318
Demant A/S (a) 5,407 211,257
Genmab A/S (a) 693 167,674
636,249
Industrials ( 0.5% ):
AP Moller - Maersk A/S, Class B 124 208,534
DSV A/S 1,647 340,076
548,610
Materials ( 0.3% ):
Novonesis (Novozymes), Class B 5,163 371,832
371,832
2,638,199
Finland ( 1.0% ):
Energy ( 0.1% ):
Neste Oyj 6,937 134,575
134,575
Financials ( 0.4% ):
Sampo Oyj, Class A Shares 10,089 470,499
470,499
SECURITY DESCRIPTION SHARES VALUE ($)
Finland (1.0%): (continued)
Information Technology ( 0.3% ):
Nokia Oyj 74,407 324,967
324,967
Materials ( 0.2% ):
UPM-Kymmene Oyj 7,986 267,276
267,276
1,197,317
France ( 6.6% ):
Consumer Discretionary ( 0.6% ):
Cie Generale des Etablissements
Michelin SCA
10,789 437,819
Hermes International SCA 116 284,813
722,632
Consumer Staples ( 0.3% ):
Carrefour SA 19,520 332,622
332,622
Energy ( 0.3% ):
TotalEnergies SE 5,097 331,869
331,869
Financials ( 1.0% ):
Amundi SA 4,566 340,746
Credit Agricole SA 24,540 374,872
Edenred SE 5,222 197,728
Societe Generale SA 10,329 256,940
1,170,286
Health Care ( 0.8% ):
BioMerieux 2,861 342,631
EssilorLuxottica SA (a) 1,833 433,733
Sartorius Stedim Biotech 594 124,126
900,490
Industrials ( 2.4% ):
Aeroports de Paris SA 2,251 288,869
Bouygues SA 9,234 308,941
Bureau Veritas SA 11,308 374,806
Eiffage SA 3,413 329,118
Legrand SA 3,740 430,000
Safran SA 1,759 413,286
Thales SA 1,839 291,773
Vinci SA 3,631 424,136
2,860,929
Information Technology ( 0.2% ):
Dassault Systemes SE 6,567 260,423
260,423
Materials ( 0.3% ):
Air Liquide SA 2,036 392,620
392,620
Utilities ( 0.7% ):
Engie SA 25,805 445,607
Veolia Environnement SA 11,699 384,381
829,988
7,801,859

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Germany ( 5.0% ):
Consumer Discretionary ( 0.2% ):
Continental AG 3,846 248,875
248,875
Consumer Staples ( 0.4% ):
Beiersdorf AG 3,151 473,981
473,981
Financials ( 1.4% ):
Commerzbank AG 17,159 315,595
Deutsche Boerse AG 2,231 523,191
Hannover Rueck SE 1,573 448,368
Talanx AG 4,335 364,760
1,651,914
Health Care ( 0.3% ):
Carl Zeiss Meditec AG 1,982 156,955
Fresenius Medical Care AG 5,094 216,523
373,478
Industrials ( 1.2% ):
Brenntag SE 4,522 337,110
Daimler Truck Holding AG 4,930 184,531
Deutsche Post AG 7,531 335,533
Knorr-Bremse AG 3,646 324,032
Rheinmetall AG 452 244,697
1,425,903
Information Technology ( 0.4% ):
Infineon Technologies AG 5,822 203,858
Nemetschek SE 2,672 276,577
480,435
Materials ( 0.8% ):
BASF SE 5,429 287,351
Heidelberg Materials AG 2,866 311,331
Symrise AG 2,755 380,531
979,213
Utilities ( 0.3% ):
RWE AG 8,684 315,863
315,863
5,949,662
Hong Kong ( 2.7% ):
Financials ( 0.5% ):
AIA Group Ltd. 40,666 364,360
Hang Seng Bank Ltd. 21,689 272,731
637,091
Industrials ( 0.5% ):
CK Hutchison Holdings Ltd. 74,698 429,531
Techtronic Industries Co. Ltd. 12,042 182,947
612,478
Real Estate ( 0.7% ):
Henderson Land Development Co. Ltd. 81,965 261,492
Sun Hung Kai Properties Ltd. 31,375 345,288
Swire Pacific Ltd., Class A 25,557 218,301
825,081
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (2.7%): (continued)
Utilities ( 1.0% ):
CLP Holdings Ltd. 46,768 414,220
Hong Kong & China Gas Co. Ltd. 416,974 343,294
Power Assets Holdings Ltd. 68,005 435,660
1,193,174
3,267,824
Ireland ( 1.0% ):
Consumer Staples ( 0.3% ):
Kerry Group PLC, Class A 3,887 402,989
402,989
Financials ( 0.3% ):
AIB Group PLC 51,730 296,227
296,227
Industrials ( 0.4% ):
Kingspan Group PLC 2,692 252,730
Ryanair Holdings PLC, ADR 5,393 243,633
496,363
1,195,579
Israel ( 1.0% ):
Financials ( 0.7% ):
Bank Hapoalim BM 25,608 256,382
Bank Leumi Le-Israel BM 27,861 272,581
Mizrahi Tefahot Bank Ltd. 6,068 237,044
766,007
Industrials ( 0.2% ):
Elbit Systems Ltd. 1,452 288,794
288,794
Information Technology ( 0.1% ):
Nice Ltd. (a) 852 148,413
148,413
1,203,214
Italy ( 4.6% ):
Communication Services ( 0.4% ):
Infrastrutture Wireless Italiane SpA 36,289 446,307
446,307
Consumer Discretionary ( 0.2% ):
Moncler SpA 3,457 219,393
219,393
Energy ( 0.3% ):
Eni SpA 22,686 345,465
345,465
Financials ( 1.8% ):
Generali 20,506 592,263
Intesa Sanpaolo SpA 91,605 391,259
Mediobanca Banca di Credito
Finanziario SpA
23,951 408,527
Poste Italiane SpA 31,712 444,371
UniCredit SpA 7,559 331,185
2,167,605
Health Care ( 0.3% ):
Recordati Industria Chimica e
Farmaceutica SpA
6,359 359,542
359,542

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (4.6%): (continued)
Industrials ( 0.5% ):
Leonardo SpA 11,409 254,219
Prysmian SpA 5,247 380,763
634,982
Utilities ( 1.1% ):
Enel SpA 60,357 481,999
Snam SpA 84,415 429,465
Terna - Rete Elettrica Nazionale 47,877 430,987
1,342,451
5,515,745
Japan ( 19.1% ):
Communication Services ( 0.6% ):
Nexon Co. Ltd. 9,500 187,045
SoftBank Corp. 388,000 505,418
692,463
Consumer Discretionary ( 2.4% ):
Bridgestone Corp. 8,500 325,308
Denso Corp. 13,700 202,626
Fast Retailing Co. Ltd. 1,000 329,970
Nitori Holdings Co. Ltd. 1,500 227,489
Oriental Land Co. Ltd. 10,800 277,910
Pan Pacific International Holdings Corp. 9,500 244,259
Panasonic Holdings Corp. 25,500 220,559
Sekisui House Ltd. 16,100 445,212
Shimano, Inc. 1,800 340,310
Suzuki Motor Corp. 21,800 241,573
2,855,216
Consumer Staples ( 1.3% ):
Aeon Co. Ltd. 18,500 501,924
Ajinomoto Co., Inc. 7,100 274,000
Kao Corp. 8,700 430,369
Unicharm Corp. 10,500 378,690
1,584,983
Energy ( 0.4% ):
ENEOS Holdings, Inc. 52,600 285,016
Inpex Corp. 12,000 161,826
446,842
Financials ( 2.7% ):
Dai-ichi Life Holdings, Inc. 10,700 274,145
Japan Exchange Group, Inc. 23,000 296,963
Japan Post Holdings Co. Ltd. 33,900 322,228
MS&AD Insurance Group Holdings, Inc. 13,000 301,232
Nomura Holdings, Inc. 42,800 221,282
ORIX Corp. 14,800 341,705
Resona Holding, Inc. 33,100 229,772
Sompo Holdings, Inc. 13,600 302,927
Sumitomo Mitsui Financial Group, Inc. 13,800 292,401
Sumitomo Mitsui Trust Holdings, Inc. 13,100 309,109
Tokio Marine Holdings, Inc. 8,100 294,837
3,186,601
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (19.1%): (continued)
Health Care ( 1.6% ):
Chugai Pharmaceutical Co. Ltd. 7,600 366,594
Daiichi Sankyo Co. Ltd. 6,800 222,818
Hoya Corp. 2,300 316,648
Olympus Corp. 17,600 332,932
Shionogi & Co. Ltd. 24,000 342,941
Terumo Corp. 15,600 293,090
1,875,023
Industrials ( 4.2% ):
Central Japan Railway Co. 15,500 357,759
Daikin Industries Ltd. 1,800 251,444
East Japan Railway Co. 18,200 360,745
FANUC Corp. 10,200 297,391
Hitachi Ltd. 14,000 368,339
ITOCHU Corp. 6,900 368,647
Komatsu Ltd. 9,200 253,895
Kubota Corp. 17,700 250,147
Marubeni Corp. 16,600 270,294
Mitsubishi Corp. 11,500 236,266
Mitsubishi Electric Corp. 13,700 219,595
Mitsubishi Heavy Industries Ltd. 22,500 331,527
NIDEC Corp. 11,600 242,639
Nippon Yusen KK 8,000 290,585
Secom Co. Ltd. 9,800 361,013
SMC Corp. 500 221,453
Toyota Industries Corp. 2,300 176,449
Toyota Tsusho Corp. 11,100 199,662
5,057,850
Information Technology ( 3.7% ):
Advantest Corp. 4,000 187,628
Canon, Inc. 11,700 382,890
Disco Corp. 500 130,436
FUJIFILM Holdings Corp. 14,200 364,412
Fujitsu Ltd. 15,700 320,697
Keyence Corp. 700 332,976
Kyocera Corp. 25,500 294,551
Lasertec Corp. 600 98,553
Murata Manufacturing Co. Ltd. 14,700 287,075
NEC Corp. 3,200 306,172
Nomura Research Institute Ltd. 10,200 376,174
NTT Data Group Corp. 16,700 299,173
Obic Co. Ltd. 11,000 386,236
Renesas Electronics Corp. 9,900 143,220
SCREEN Holdings Co. Ltd. 1,400 97,155
TDK Corp. 24,500 310,789
Tokyo Electron Ltd. 700 123,186
4,441,323
Materials ( 1.2% ):
Nippon Paint Holdings Co. Ltd. 37,900 289,439
Nippon Steel Corp. 12,400 275,939
Nitto Denko Corp. 15,500 257,614
Shin-Etsu Chemical Co. Ltd. 6,200 257,862
Taiyo Nippon Sanso Corp. 8,200 297,451
1,378,305

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (19.1%): (continued)
Real Estate ( 0.8% ):
Daiwa House Industry Co. Ltd. 11,900 373,039
Mitsubishi Estate Co. Ltd. 13,500 212,162
Mitsui Fudosan Co. Ltd. 23,500 218,795
Sumitomo Realty & Development Co.
Ltd.
6,200 207,342
1,011,338
Utilities ( 0.2% ):
The Kansai Electric Power Co., Inc. 16,300 268,812
268,812
22,798,756
Luxembourg ( 0.6% ):
Energy ( 0.2% ):
Tenaris SA 13,992 220,127
220,127
Health Care ( 0.2% ):
Eurofins Scientific SE 4,090 259,019
259,019
Materials ( 0.2% ):
ArcelorMittal SA 9,755 255,582
255,582
734,728
Netherlands ( 3.3% ):
Consumer Discretionary ( 0.2% ):
Prosus NV (a) 6,777 296,131
296,131
Financials ( 1.4% ):
ABN AMRO Bank NV 15,423 278,172
Adyen NV (a) 62 96,788
ASR Nederland NV 5,142 251,815
Euronext NV 3,985 432,222
ING Groep NV 20,742 375,700
NN Group NV 4,560 227,272
1,661,969
Industrials ( 1.1% ):
Ferrovial SE (a) 10,950 470,189
Randstad NV 6,484 321,866
Wolters Kluwer NV 2,970 500,140
1,292,195
Information Technology ( 0.3% ):
ASM International NV 315 206,642
BE Semiconductor Industries NV 1,030 130,173
336,815
Materials ( 0.3% ):
Akzo Nobel NV 4,911 345,995
345,995
3,933,105
Norway ( 1.7% ):
Communication Services ( 0.4% ):
Telenor ASA 33,893 433,731
433,731
SECURITY DESCRIPTION SHARES VALUE ($)
Norway (1.7%): (continued)
Consumer Staples ( 0.2% ):
Mowi ASA 16,064 288,943
288,943
Energy ( 0.3% ):
Aker BP ASA 8,303 178,034
Equinor ASA 8,289 209,557
387,591
Financials ( 0.3% ):
DNB Bank ASA 17,192 352,663
352,663
Industrials ( 0.3% ):
Kongsberg Gruppen ASA 3,570 349,240
349,240
Materials ( 0.2% ):
Norsk Hydro ASA 30,926 200,695
200,695
2,012,863
Portugal ( 0.8% ):
Consumer Staples ( 0.2% ):
Jeronimo Martins SGPS SA 13,155 258,277
258,277
Energy ( 0.3% ):
Galp Energia SGPS SA 16,499 308,506
308,506
Utilities ( 0.3% ):
EDP - Energias de Portugal SA 71,094 324,582
324,582
891,365
Russian Federation ( 0.0% ):
Materials ( 0.0% ):
Evraz PLC (a)(b)(c) 38,723 12,562
12,562
Singapore ( 3.2% ):
Communication Services ( 0.5% ):
Singapore Telecommunications Ltd. 207,100 522,223
522,223
Consumer Staples ( 0.3% ):
Wilmar International Ltd. 130,800 341,023
341,023
Financials ( 1.5% ):
DBS Group Holdings Ltd. 20,540 608,255
Oversea-Chinese Banking Corp. Ltd. 50,700 595,821
United Overseas Bank Ltd. 23,600 590,872
1,794,948
Industrials ( 0.6% ):
Keppel Ltd. 67,200 346,747
Singapore Airlines Ltd. 72,600 384,217
730,964
Real Estate ( 0.3% ):
CapitaLand Investment Ltd. 153,000 371,515
371,515
3,760,673

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
South Korea ( 3.3% ):
Communication Services ( 0.1% ):
NAVER Corp. 1,369 177,368
177,368
Consumer Discretionary ( 0.6% ):
Hyundai Mobis Co. Ltd. 1,302 216,585
Kia Corp. 2,464 188,263
LG Electronics, Inc. 3,608 287,812
692,660
Financials ( 1.4% ):
Hana Financial Group, Inc. 5,262 236,639
KakaoBank Corp. 7,574 122,516
KB Financial Group, Inc. 3,904 241,555
Meritz Financial Group, Inc. 3,644 270,618
Samsung Fire & Marine Insurance Co.
Ltd.
898 236,605
Samsung Life Insurance Co. Ltd. 3,494 249,056
Shinhan Financial Group Co. Ltd. 7,101 301,419
1,658,408
Health Care ( 0.2% ):
Celltrion, Inc. 1,309 195,624
195,624
Industrials ( 0.4% ):
LG Corp. 3,537 213,978
POSCO Future M Co. Ltd. 486 92,925
Samsung C&T Corp. 2,035 214,473
521,376
Information Technology ( 0.3% ):
Samsung Electronics Co. Ltd. 4,611 216,885
Samsung SDI Co. Ltd. 486 140,689
357,574
Materials ( 0.3% ):
Ecopro Co. Ltd. (a) 1,128 76,437
LG Chem Ltd. 585 159,505
POSCO Holdings, Inc. 442 130,149
366,091
3,969,101
Spain ( 2.6% ):
Consumer Discretionary ( 0.7% ):
Amadeus IT Group SA 5,030 363,448
Industria de Diseno Textil SA 7,054 417,209
780,657
Energy ( 0.2% ):
Repsol SA 19,403 255,800
255,800
Financials ( 0.3% ):
CaixaBank SA 60,670 362,209
362,209
Industrials ( 0.7% ):
ACS Actividades de Construccion y
Servicios SA (a)
8,030 370,724
Aena SME SA 1,813 398,732
769,456
SECURITY DESCRIPTION SHARES VALUE ($)
Spain (2.6%): (continued)
Utilities ( 0.7% ):
Endesa SA 18,291 399,626
Iberdrola SA 30,923 478,058
877,684
3,045,806
Sweden ( 5.5% ):
Consumer Staples ( 0.4% ):
Essity AB, Class B 15,661 488,885
488,885
Financials ( 1.9% ):
EQT AB 5,739 196,452
Industrivarden AB, Class C 10,498 386,038
Investor AB, Class B 14,843 456,990
L E Lundbergforetagen AB, Class B 6,777 387,864
Skandinaviska Enskilda Banken AB, Class
A
21,971 336,006
Svenska Handelsbanken AB, Class A 26,127 268,306
Swedbank AB, Class A 13,022 276,177
2,307,833
Industrials ( 2.8% ):
Alfa Laval AB 7,804 374,841
Assa Abloy AB, Class B 10,634 357,833
Atlas Copco AB, Class A 17,090 330,719
Epiroc AB, Class A 14,066 304,138
Indutrade AB 9,257 287,788
Lifco AB, Class B 11,003 362,229
Nibe Industrier AB, Class B 33,241 182,256
Saab AB, Class B (a) 11,354 241,472
Sandvik AB 12,772 285,469
SKF AB, Class B Shares 13,026 259,196
Volvo AB, Class B 11,474 303,137
3,289,078
Information Technology ( 0.2% ):
Hexagon AB, Class B 20,884 224,648
224,648
Materials ( 0.2% ):
Svenska Cellulosa AB SCA, Class B 17,313 252,321
252,321
6,562,765
Switzerland ( 7.6% ):
Communication Services ( 0.4% ):
Swisscom AG, Registered 826 539,311
539,311
Consumer Discretionary ( 0.5% ):
Cie Financiere Richemont SA, Registered 1,657 262,003
The Swatch Group AG 1,376 294,729
556,732
Consumer Staples ( 0.4% ):
Chocoladefabriken Lindt & Spruengli AG 33 425,467
425,467

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland (7.6%): (continued)
Financials ( 1.6% ):
Banque Cantonale Vaudoise, Registered 3,846 397,008
Julius Baer Group Ltd. 4,252 255,763
Partners Group Holding AG 214 321,177
Swiss Life Holding AG 577 481,401
Swiss Re AG 3,627 500,202
1,955,551
Health Care ( 1.0% ):
Alcon, Inc. 4,207 419,208
Lonza Group AG, Registered 292 184,476
Sonova Holding AG 1,056 379,122
Straumann Holding AG, Class R 1,457 238,041
1,220,847
Industrials ( 1.8% ):
ABB Ltd., Registered 7,908 457,827
Geberit AG, Registered 503 327,764
Kuehne + Nagel International AG, Class
R
959 261,566
Schindler Holding AG 1,510 442,543
SGS SA, Registered (a) 3,582 399,345
VAT Group AG 427 217,386
2,106,431
Information Technology ( 0.3% ):
Logitech International SA, Class R 2,767 247,074
STMicroelectronics NV 5,475 162,397
409,471
Materials ( 1.6% ):
EMS-Chemie Holding AG 520 436,304
Givaudan SA, Registered 80 438,667
Glencore PLC 41,607 237,870
Holcim AG 4,617 450,460
Sika AG, Registered 945 312,804
1,876,105
9,089,915
United Kingdom ( 7.0% ):
Communication Services ( 0.7% ):
BT Group PLC 198,580 392,589
Informa PLC 35,844 392,981
785,570
Consumer Discretionary ( 0.3% ):
Next PLC 2,796 365,594
365,594
Consumer Staples ( 0.7% ):
Associated British Foods PLC 12,006 374,410
Haleon PLC 93,586 491,505
865,915
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (7.0%): (continued)
Financials ( 2.2% ):
3i Group PLC 8,966 396,100
Admiral Group PLC 9,593 356,992
Legal & General Group PLC 102,926 311,346
Lloyds Banking Group PLC 479,874 377,172
London Stock Exchange Group PLC 4,716 644,257
Standard Chartered PLC 29,874 316,666
Wise PLC, Class A (a) 20,857 187,211
2,589,744
Health Care ( 0.4% ):
Smith & Nephew PLC 26,609 411,881
411,881
Industrials ( 1.4% ):
Ashtead Group PLC 2,977 230,246
Bunzl PLC 11,431 539,989
RELX PLC 10,724 503,008
Rentokil Initial PLC 31,289 152,407
Rolls-Royce Holdings PLC (a) 35,215 248,163
1,673,813
Information Technology ( 0.6% ):
Halma PLC 11,257 392,432
The Sage Group PLC 22,037 301,786
694,218
Materials ( 0.4% ):
Anglo American PLC 5,851 189,973
Rio Tinto PLC 4,382 310,385
500,358
Utilities ( 0.3% ):
SSE PLC (a) 15,632 393,459
393,459
8,280,552
United States ( 0.2% ):
Industrials ( 0.2% ):
RB Global, Inc. 3,407 274,238
274,238
Total Common Stocks
(Cost $97,933,621) 118,057,576
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)
Canada ( 0.0% ):
Information Technology ( 0.0% ):
Constellation Software, Inc. (a)(c) 141 —
—
Total Warrant
(Cost $–) —
Total Investments
(Cost $97,933,621 )— 99.1% 118,057,576
Other assets in excess of liabilities — 0.9% 1,142,710
NET ASSETS - 100.00% $ 119,200,286

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan International ETF

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
Percentages indicated are based on net assets as of September
30, 2024
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
September 30, 2024.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.01% of the Fund's net asset as of September 30, 2024. This security is classified as
Level 3 within the fair value hierarchy.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 12/20/24 4 $ 491,326 $ 497,560 $ 6,234
$ 6,234

Schedule of Portfolio Investments
September 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Communication Services ( 0.6% ):
Live Nation Entertainment, Inc.(a) 2,244 245,696
The Trade Desk, Inc., Class A(a) 1,419 155,593
401,289
Consumer Discretionary ( 8.1% ):
Aptiv PLC(a) 2,392 172,248
Burlington Stores, Inc.(a) 733 193,131
CarMax, Inc.(a) 2,255 174,492
Carvana Co.(a) 751 130,757
Chipotle Mexican Grill, Inc.(a) 4,274 246,268
Coupang, Inc.(a) 7,524 184,714
Deckers Outdoor Corp.(a) 1,176 187,513
Domino's Pizza, Inc. 527 226,684
DR Horton, Inc. 1,307 249,336
Five Below, Inc.(a) 1,078 95,241
Floor & Decor Holdings, Inc.,
Class A(a) 1,414 175,576
Garmin Ltd. 1,917 337,449
Genuine Parts Co. 1,714 239,412
Lennar Corp., Class A 1,260 236,225
LKQ Corp. 6,131 244,750
Lowe's Cos., Inc. 1,195 323,666
NVR, Inc.(a) 31 304,166
O'Reilly Automotive, Inc.(a) 280 322,448
Pool Corp. 534 201,211
PulteGroup, Inc. 1,727 247,876
Ross Stores, Inc. 2,275 342,410
Service Corp. International 3,263 257,549
Tesla, Inc.(a) 738 193,083
Toll Brothers, Inc. 1,484 229,263
TopBuild Corp.(a) 383 155,808
Tractor Supply Co. 1,069 311,004
5,982,280
Consumer Staples ( 4.3% ):
Campbell Soup Co. 6,474 316,708
Casey's General Stores, Inc. 801 300,944
Celsius Holdings, Inc.(a) 1,236 38,761
Costco Wholesale Corp. 431 382,090
Coty, Inc., Class A(a) 17,014 159,761
Dollar General Corp. 1,155 97,678
Dollar Tree, Inc.(a) 1,457 102,456
Hormel Foods Corp. 5,964 189,059
Kimberly Clark Corp. 3,085 438,934
Lamb Weston Holdings, Inc. 2,824 182,826
McCormick & Co., Inc. 3,179 261,632
Sysco Corp. 4,513 352,285
U.S. Foods Holding Corp.(a) 5,685 349,627
3,172,761
Energy ( 7.7% ):
Baker Hughes Co. 8,241 297,912
Cheniere Energy, Inc. 1,802 324,072
ConocoPhillips 2,032 213,929
Coterra Energy, Inc. 9,409 225,345
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.7%): (continued)
Devon Energy Corp. 4,139 161,918
Diamondback Energy, Inc. 1,215 209,466
EOG Resources, Inc. 1,836 225,699
EQT Corp. 4,853 177,814
Expand Energy Corp. 2,622 215,659
Halliburton Co. 5,925 172,121
HF Sinclair Corp. 3,418 152,340
Kinder Morgan, Inc. 20,195 446,107
Marathon Oil Corp. 7,279 193,840
Marathon Petroleum Corp. 1,126 183,437
Occidental Petroleum Corp. 3,631 187,142
ONEOK, Inc. 3,905 355,863
Ovintiv, Inc. 3,728 142,820
Permian Resources Corp. 10,661 145,096
Phillips 66 1,617 212,555
Schlumberger NV 4,387 184,035
Targa Resources Corp. 2,333 345,307
Texas Pacific Land Corp. 289 255,690
The Williams Cos., Inc. 9,171 418,656
Valero Energy Corp. 1,260 170,138
5,616,961
Financials ( 13.2% ):
Aflac, Inc. 3,732 417,238
American Financial Group, Inc. 2,267 305,138
Arch Capital Group Ltd.(a) 2,880 322,214
Arthur J. Gallagher & Co. 1,424 400,671
Block, Inc.(a) 1,484 99,621
Brown & Brown, Inc. 3,858 399,689
Cboe Global Markets, Inc. 1,808 370,405
Cincinnati Financial Corp. 2,459 334,719
Coinbase Global, Inc., Class A(a) 313 55,767
Corebridge Financial, Inc. 8,658 252,467
Equitable Holdings, Inc. 6,479 272,312
Erie Indemnity Co., Class A 486 262,353
Everest Group Ltd. 687 269,187
FactSet Research Systems, Inc. 734 337,530
First Citizens BancShares, Inc., Class A 137 252,210
Franklin Resources, Inc. 8,432 169,905
Globe Life, Inc. 6,417 679,625
Interactive Brokers Group, Inc. 2,253 313,978
Intercontinental Exchange, Inc. 2,678 430,194
Jack Henry & Associates, Inc. 1,766 311,770
Kinsale Capital Group, Inc. 337 156,897
LPL Financial Holdings, Inc. 891 207,273
Markel Group, Inc.(a) 181 283,913
Morningstar, Inc. 718 229,128
MSCI, Inc. 444 258,821
Nasdaq, Inc. 4,849 354,026
Principal Financial Group, Inc. 3,794 325,905
Reinsurance Group of America, Inc. 1,759 383,233
RenaissanceRe Holdings Ltd. 988 269,131
Ryan Specialty Holdings, Inc. 5,570 369,792
Tradeweb Markets, Inc., Class A 2,583 319,440

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (13.2%): (continued)
W.R. Berkley Corp. 5,491 311,504
9,726,056
Health Care ( 10.5% ):
Agilent Technologies, Inc. 1,593 236,529
Align Technology, Inc.(a) 380 96,642
Avantor, Inc.(a) 7,712 199,509
BioMarin Pharmaceutical, Inc.(a) 2,347 164,971
Bruker Corp. 2,095 144,681
Cardinal Health, Inc. 2,648 292,657
Cencora, Inc. 1,641 369,356
Charles River Laboratories
International, Inc.(a) 737 145,167
Danaher Corp. 1,092 303,598
DaVita, Inc.(a) 1,204 197,372
Dexcom, Inc.(a) 1,034 69,319
Edwards Lifesciences Corp.(a) 2,181 143,924
GE HealthCare Technologies, Inc. 2,474 232,185
HCA Healthcare, Inc. 845 343,433
Humana, Inc. 652 206,514
IDEXX Laboratories, Inc.(a) 407 205,625
Incyte Corp.(a) 4,340 286,874
Insulet Corp.(a) 737 171,537
Intuitive Surgical, Inc.(a) 535 262,829
IQVIA Holdings, Inc.(a) 896 212,325
Medpace Holdings, Inc.(a) 383 127,845
Mettler-Toledo International, Inc.(a) 175 262,448
Neurocrine Biosciences, Inc.(a) 1,773 204,285
Regeneron Pharmaceuticals, Inc.(a) 374 393,164
Repligen Corp.(a) 755 112,359
ResMed, Inc. 852 207,990
Revvity, Inc. 1,717 219,347
STERIS PLC 1,461 354,351
Stryker Corp. 812 293,343
United Therapeutics Corp.(a) 1,059 379,493
Veeva Systems, Inc., Class A(a) 924 193,920
Waters Corp.(a) 625 224,931
West Pharmaceutical Services, Inc. 481 144,377
Zoetis, Inc. 1,540 300,885
7,703,785
Industrials ( 24.8% ):
A.O. Smith Corp. 3,207 288,085
Advanced Drainage Systems, Inc. 1,086 170,676
AECOM 3,072 317,245
Allegion PLC 1,932 281,570
AMETEK, Inc. 2,185 375,186
Axon Enterprise, Inc.(a) 557 222,577
Builders FirstSource, Inc.(a) 745 144,426
Carlisle Cos., Inc. 569 255,908
Carrier Global Corp. 3,778 304,091
Caterpillar, Inc. 627 245,232
Cintas Corp. 1,836 377,996
Comfort Systems USA, Inc. 539 210,399
Copart, Inc.(a) 5,130 268,812
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.8%): (continued)
CSX Corp. 9,479 327,310
Dayforce, Inc.(a) 3,002 183,873
Deere & Co. 649 270,847
Dover Corp. 1,801 345,324
EMCOR Group, Inc. 639 275,109
Equifax, Inc. 826 242,728
Expeditors International of
Washington, Inc. 2,546 334,544
Fastenal Co. 4,210 300,678
Fortive Corp. 3,526 278,307
General Dynamics Corp. 1,178 355,992
Graco, Inc. 3,206 280,557
HEICO Corp. 1,509 394,573
Howmet Aerospace, Inc. 4,286 429,672
Hubbell, Inc. 588 251,870
Huntington Ingalls Industries, Inc. 1,034 273,369
IDEX Corp. 1,431 306,950
Illinois Tool Works, Inc. 1,501 393,367
Ingersoll Rand, Inc. 3,155 309,695
J.B. Hunt Transport Services, Inc. 1,254 216,102
Leidos Holdings, Inc. 2,433 396,579
Lennox International, Inc. 474 286,433
Lincoln Electric Holdings, Inc. 1,085 208,342
Masco Corp. 3,247 272,553
Norfolk Southern Corp. 1,023 254,215
Old Dominion Freight Line, Inc. 953 189,304
Otis Worldwide Corp. 4,023 418,151
PACCAR, Inc. 2,613 257,851
Parker-Hannifin Corp. 445 281,160
Paychex, Inc. 2,684 360,166
Quanta Services, Inc. 780 232,557
Republic Services, Inc. 2,464 494,870
Rockwell Automation, Inc. 644 172,888
Rollins, Inc. 5,418 274,042
Saia, Inc.(a) 272 118,935
Snap-on, Inc. 958 277,542
SS&C Technologies Holdings, Inc. 4,764 353,536
Textron, Inc. 2,667 236,243
Trane Technologies PLC 776 301,654
TransDigm Group, Inc. 232 331,094
U-Haul Holding Co. 3,295 237,240
Union Pacific Corp. 1,262 311,058
United Rentals, Inc. 251 203,242
Veralto Corp. 2,134 238,709
Verisk Analytics, Inc. 1,584 424,449
Vertiv Holdings Co., Class A 1,313 130,630
Waste Management, Inc. 1,817 377,209
Watsco, Inc. 527 259,221
Westinghouse Air Brake Technologies
Corp. 2,351 427,341
WW Grainger, Inc. 305 316,837
Xylem, Inc. 2,324 313,810
18,190,931

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology ( 14.6% ):
Advanced Micro Devices, Inc.(a) 793 130,115
Akamai Technologies, Inc.(a) 2,785 281,146
Amphenol Corp., Class A 6,166 401,777
Analog Devices, Inc. 1,291 297,149
AppLovin Corp., Class A(a) 1,262 164,754
Arista Networks, Inc.(a) 499 191,526
Bentley Systems, Inc., Class B 4,174 212,081
Broadcom, Inc. 1,287 222,008
Cadence Design Systems, Inc.(a) 741 200,833
CDW Corp. 1,355 306,637
Cognizant Technology Solutions
Corp., Class A 4,169 321,763
Corpay, Inc.(a) 798 249,583
Datadog, Inc., Class A(a) 888 102,173
DocuSign, Inc.(a) 2,606 161,807
Dynatrace, Inc.(a) 4,187 223,879
Elastic NV(a) 952 73,076
Enphase Energy, Inc.(a) 817 92,337
Entegris, Inc. 1,276 143,588
EPAM Systems, Inc.(a) 697 138,724
F5, Inc.(a) 1,702 374,780
Fair Isaac Corp.(a) 176 342,060
First Solar, Inc.(a) 725 180,844
Fortinet, Inc.(a) 2,100 162,855
Gartner, Inc.(a) 499 252,873
Jabil, Inc. 1,011 121,148
Keysight Technologies, Inc.(a) 1,391 221,072
KLA Corp. 273 211,414
Lattice Semiconductor Corp.(a) 1,689 89,635
Manhattan Associates, Inc.(a) 927 260,839
Microchip Technology, Inc. 2,194 176,156
MicroStrategy, Inc.(a) 442 74,521
Monolithic Power Systems, Inc. 207 191,372
NetApp, Inc. 1,824 225,282
NVIDIA Corp. 1,594 193,575
NXP Semiconductors NV 845 202,808
ON Semiconductor Corp.(a) 1,892 137,378
Palantir Technologies, Inc., Class A(a) 3,728 138,682
Palo Alto Networks, Inc.(a) 418 142,872
PTC, Inc.(a) 1,643 296,824
Pure Storage, Inc., Class A(a) 2,348 117,964
Roper Technologies, Inc. 756 420,669
ServiceNow, Inc.(a) 286 255,796
Skyworks Solutions, Inc. 2,152 212,553
Super Micro Computer, Inc.(a) 68 28,315
Synopsys, Inc.(a) 373 188,883
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (14.6%): (continued)
TE Connectivity PLC(a) 2,015 304,245
Teledyne Technologies, Inc.(a) 744 325,619
Teradyne, Inc. 1,720 230,360
Trimble, Inc.(a) 3,214 199,557
Tyler Technologies, Inc.(a) 590 344,395
Zebra Technologies Corp.(a) 476 176,272
10,716,574
Materials ( 6.6% ):
Albemarle Corp. 887 84,008
Avery Dennison Corp. 1,639 361,826
Ball Corp. 3,275 222,405
Celanese Corp. 1,493 202,988
CF Industries Holdings, Inc. 2,832 242,986
Freeport-McMoRan, Inc. 3,556 177,515
International Paper Co. 5,566 271,899
Linde PLC 817 389,595
LyondellBasell Industries NV, Class A 3,120 299,208
Martin Marietta Materials, Inc. 440 236,830
Nucor Corp. 1,191 179,055
Packaging Corp. of America 1,536 330,854
PPG Industries, Inc. 2,306 305,453
Reliance, Inc. 727 210,256
RPM International, Inc. 2,334 282,414
Steel Dynamics, Inc. 1,491 187,985
The Sherwin-Williams Co. 963 367,548
Vulcan Materials Co. 1,064 266,457
Westlake Corp. 1,457 218,973
4,838,255
Real Estate ( 0.2% ):
CoStar Group, Inc.(a) 2,325 175,398
175,398
Utilities ( 9.1% ):
Alliant Energy Corp. 6,418 389,508
Ameren Corp. 3,851 336,808
American Electric Power Co., Inc. 3,446 353,560
American Water Works Co., Inc. 2,310 337,814
Atmos Energy Corp. 3,164 438,878
CenterPoint Energy, Inc. 11,338 333,564
CMS Energy Corp. 5,316 375,469
Consolidated Edison, Inc. 3,715 386,843
Constellation Energy Corp. 860 223,617
DTE Energy Co. 2,799 359,420
Entergy Corp. 3,105 408,649
Evergy, Inc. 5,695 353,147
NextEra Energy, Inc. 3,078 260,183
NiSource, Inc. 10,550 365,558
Public Service Enterprise Group, Inc. 4,766 425,175
The AES Corp. 9,325 187,060
The Southern Co. 4,749 428,265
Vistra Corp. 3,075 364,511

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF

Percentages indicated are based on net assets as of September
30, 2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (9.1%): (continued)
WEC Energy Group, Inc. 3,756 361,252
6,689,281
Total Common Stocks
(Cost $61,088,925) 73,213,571
Investment Company (0.2%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 5.18%(b) 182,437 182,437
Total Investment Company
(Cost $182,437) 182,437
Total Investments
(Cost $61,271,362) — 99.9% 73,396,008
Other assets in excess of liabilities — 0.1% 54,237
NET ASSETS - 100.00% $ 73,450,245
(a) Non-income producing security.
(b) Rate disclosed is the 7-Day effective yield on September 30, 2024.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 12/20/24 1 $ 284,527 $ 290,713 $ 6,186
$ 6,186

Schedule of Portfolio Investments
September 30, 2024 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.5%)
Consumer Discretionary ( 5 .9% ):
Garmin Ltd. 4,497 791,607
Genuine Parts Co. 4,024 562,072
LKQ Corp. 14,382 574,129
Lowe's Cos., Inc. 2,802 758,922
Service Corp. International 7,655 604,209
Tractor Supply Co. 2,507 729,362
4,020,301
Consumer Staples ( 5 .7% ):
Campbell Soup Co. 15,189 743,046
Dollar General Corp. 2,712 229,354
Hormel Foods Corp. 13,994 443,610
Kimberly Clark Corp. 7,236 1,029,538
McCormick & Co., Inc. 7,460 613,958
Sysco Corp. 10,589 826,577
3,886,083
Energy ( 16 .2% ):
Baker Hughes Co. 19,331 698,816
ConocoPhillips 4,773 502,502
Coterra Energy, Inc. 22,074 528,672
Devon Energy Corp. 9,711 379,894
Diamondback Energy, Inc. 2,860 493,064
EOG Resources, Inc. 4,309 529,705
EQT Corp. 11,388 417,256
Expand Energy Corp. 6,162 506,825
Halliburton Co. 13,903 403,882
HF Sinclair Corp. 8,019 357,407
Kinder Morgan, Inc. 47,381 1,046,646
Marathon Oil Corp. 17,078 454,787
Marathon Petroleum Corp. 2,641 430,245
ONEOK, Inc. 9,162 834,933
Ovintiv, Inc. 8,749 335,174
Phillips 66 3,794 498,721
Schlumberger NV 10,290 431,666
Targa Resources Corp. 5,475 810,355
The Williams Cos., Inc. 21,518 982,297
Valero Energy Corp. 2,960 399,689
11,042,536
Financials ( 13 .2% ):
Aflac, Inc. 8,757 979,032
American Financial Group, Inc. 5,316 715,534
Cincinnati Financial Corp. 5,770 785,412
Corebridge Financial, Inc. 20,314 592,356
Equitable Holdings, Inc. 15,202 638,940
Everest Group Ltd. 1,611 631,238
Franklin Resources, Inc. 19,785 398,668
Intercontinental Exchange, Inc. 6,284 1,009,462
Jack Henry & Associates, Inc. 4,146 731,935
Nasdaq, Inc. 11,378 830,708
Principal Financial Group, Inc. 8,902 764,682
Reinsurance Group of America, Inc. 4,123 898,278
8,976,245
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .0% ):
Cardinal Health, Inc. 6,211 686,440
686,440
Industrials ( 19 .9% ):
A.O. Smith Corp. 7,521 675,611
Allegion PLC 4,534 660,785
Carrier Global Corp. 8,860 713,141
Caterpillar, Inc. 1,469 574,555
Deere & Co. 1,525 636,428
Fastenal Co. 9,877 705,415
General Dynamics Corp. 2,764 835,281
Huntington Ingalls Industries, Inc. 2,422 640,328
Illinois Tool Works, Inc. 3,523 923,273
Masco Corp. 7,617 639,371
Norfolk Southern Corp. 2,399 596,152
Otis Worldwide Corp. 9,439 981,090
Paychex, Inc. 6,297 844,994
Rockwell Automation, Inc. 1,508 404,838
Snap-on, Inc. 2,247 650,978
SS&C Technologies Holdings, Inc. 11,176 829,371
Union Pacific Corp. 2,964 730,567
Waste Management, Inc. 4,261 884,584
Watsco, Inc. 1,235 607,472
13,534,234
Information Technology ( 6 .8% ):
Analog Devices, Inc. 3,027 696,724
Broadcom, Inc. 3,016 520,260
Cognizant Technology Solutions
Corp., Class A 9,778 754,666
Microchip Technology, Inc. 5,146 413,172
NetApp, Inc. 4,281 528,746
NXP Semiconductors NV 1,983 475,940
Skyworks Solutions, Inc. 5,045 498,295
TE Connectivity PLC(a) 4,727 713,730
4,601,533
Materials ( 9 .7% ):
Albemarle Corp. 2,083 197,281
Avery Dennison Corp. 3,842 848,160
Celanese Corp. 3,504 476,404
CF Industries Holdings, Inc. 6,647 570,313
International Paper Co. 13,056 637,785
LyondellBasell Industries NV, Class A 7,322 702,180
Packaging Corp. of America 3,601 775,655
PPG Industries, Inc. 5,408 716,344
Reliance, Inc. 1,705 493,103
RPM International, Inc. 5,478 662,838
Westlake Corp. 3,418 513,691
6,593,754
Utilities ( 21 .1% ):
Alliant Energy Corp. 15,059 913,931
Ameren Corp. 9,036 790,288
American Electric Power Co., Inc. 8,086 829,624
American Water Works Co., Inc. 5,418 792,328
Atmos Energy Corp. 7,419 1,029,089

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF

Percentages indicated are based on net assets as of September
30, 2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (21.1%): (continued)
CenterPoint Energy, Inc. 26,595 782,425
CMS Energy Corp. 12,472 880,897
Consolidated Edison, Inc. 8,715 907,493
DTE Energy Co. 6,566 843,140
Entergy Corp. 7,283 958,516
Evergy, Inc. 13,364 828,702
NextEra Energy, Inc. 7,222 610,476
NiSource, Inc. 24,748 857,518
Public Service Enterprise Group, Inc. 11,181 997,457
The AES Corp. 21,880 438,913
The Southern Co. 11,142 1,004,786
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (21.1%): (continued)
WEC Energy Group, Inc. 8,812 847,538
14,313,121
Total Common Stocks
(Cost $59,453,380) 67,654,247
Investment Company (0.4%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 5.18%(b) 282,961 282,961
Total Investment Company
(Cost $282,961) 282,961
Total Investments
(Cost $59,736,341) — 99.9% 67,937,208
Other assets in excess of liabilities — 0.1% 107,135
NET ASSETS - 100.00% $ 68,044,343
(a) Non-income producing security.
(b) Rate disclosed is the 7-Day effective yield on September 30,
2024.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 12/20/24 1 $ 284,527 $ 290,713 $ 6,186
$ 6,186

Schedule of Portfolio Investments
September 30, 2024 (Unaudited)
Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (90.0%)
Communication Services ( 3.5% ):
BT Group PLC 41,271 81,592
Cable One, Inc. 263 91,995
Cogent Communications Holdings,
Inc. 1,921 145,842
Gray Television, Inc. 17,606 94,368
Infrastrutture Wireless Italiane SpA 3,656 44,964
John Wiley & Sons, Inc., Class A 1,994 96,211
LG Uplus Corp. 4,788 35,924
Playtika Holding Corp. 7,689 60,897
SK Telecom Co. Ltd. 1,361 58,187
Spark New Zealand Ltd. 55,154 106,135
Tele2 AB, Class B Shares 19,754 223,584
Telenor ASA 20,402 261,086
Telstra Group Ltd. 32,073 86,015
1,386,800
Consumer Discretionary ( 8.0% ):
Barratt Developments PLC 26,208 167,699
Bath & Body Works, Inc. 2,110 67,351
Bloomin' Brands, Inc. 6,311 104,321
Canadian Tire Corp Ltd., Class A(a) 395 47,346
Carter's, Inc. 1,395 90,647
Dillard's, Inc., Class A 153 58,705
Dine Brands Global, Inc. 3,896 121,672
Ethan Allen Interiors, Inc. 4,073 129,888
Garmin Ltd. 410 72,172
H&R Block, Inc. 2,031 129,070
Haverty Furniture Cos., Inc. 3,882 106,639
Jack in the Box, Inc. 1,920 89,357
LCI Industries 1,040 125,362
Lear Corp. 914 99,763
LKQ Corp. 2,013 80,359
Magna International, Inc. 2,514 103,140
Mazda Motor Corp. 7,200 53,608
Monro, Inc. 3,670 105,916
Movado Group, Inc. 3,282 61,045
Newell Brands, Inc. 5,773 44,337
Papa John's International, Inc. 2,485 133,867
Persimmon PLC 3,231 70,981
Polaris, Inc. 1,319 109,794
Porsche Automobil Holding SE,
Preference 2,385 109,047
Smith & Wesson Brands, Inc. 5,415 70,287
Stellantis NV 7,705 106,407
Strategic Education, Inc. 1,049 97,085
Taylor Wimpey PLC 94,185 206,849
The Buckle, Inc. 2,279 100,208
The Wendy's Co. 6,539 114,563
Upbound Group, Inc. 4,252 136,021
Vail Resorts, Inc. 429 74,770
3,188,276
Consumer Staples ( 4.9% ):
B&G Foods, Inc. 4,069 36,133
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (4.9%): (continued)
Bunge Global SA 962 92,968
Cal-Maine Foods, Inc. 1,456 108,967
Campbell Soup Co. 2,899 141,819
Dollar General Corp. 429 36,281
Energizer Holdings, Inc. 5,472 173,791
Flowers Foods, Inc. 5,476 126,331
Fresh Del Monte Produce, Inc. 3,480 102,799
Hormel Foods Corp. 2,276 72,149
Ingredion, Inc. 947 130,146
J Sainsbury PLC 37,284 147,220
Kenvue, Inc. 3,427 79,266
Kesko Oyj, Class B 3,522 75,127
Reynolds Consumer Products, Inc. 6,681 207,779
Salmar ASA 1,177 61,755
SpartanNash Co. 5,934 132,981
The J.M. Smucker Co. 1,226 148,469
WK Kellogg Co. 4,882 83,531
1,957,512
Energy ( 15.8% ):
Aker BP ASA 6,702 143,706
Ampol Ltd. 7,403 156,221
Antero Midstream Corp. 13,006 195,740
APA Corp. 3,933 96,201
Ardmore Shipping Corp. 5,716 103,460
Atlas Energy Solutions, Inc. 1,654 36,057
Berry Corp. 33,913 174,313
Chord Energy Corp. 868 113,040
Civitas Resources, Inc. 3,155 159,864
Coterra Energy, Inc. 4,900 117,355
Crescent Energy Co., Class A 10,214 111,843
CVR Energy, Inc. 6,028 138,825
Devon Energy Corp. 2,169 84,851
DHT Holdings, Inc. 12,707 140,158
DT Midstream, Inc. 2,906 228,586
Eni SpA 9,361 142,550
Equinor ASA 4,756 120,238
FLEX LNG Ltd. 6,155 156,583
FutureFuel Corp. 13,876 79,787
Golar LNG Ltd. 1,091 40,105
Granite Ridge Resources, Inc. 8,543 50,745
HD Hyundai Co. Ltd. 1,819 106,427
HF Sinclair Corp. 2,235 99,614
Keyera Corp. 9,271 289,106
Kinder Morgan, Inc. 7,542 166,603
Kinetik Holdings, Inc. 3,702 167,553
Noble Corp. PLC 4,089 147,777
Nordic American Tankers Ltd. 46,769 171,642
Northern Oil & Gas, Inc. 3,329 117,880
OMV AG 3,070 131,073
ONEOK, Inc. 1,709 155,741
Ovintiv, Inc. 1,559 59,725
Patterson-UTI Energy, Inc. 15,729 120,327
Pembina Pipeline Corp. 6,829 281,533

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (15.8%): (continued)
Phillips 66 Co. 835 109,761
Repsol SA 9,915 130,715
Riley Exploration Permian, Inc. 3,309 87,655
Santos Ltd. 17,025 82,609
SFL Corp. Ltd. 16,669 192,860
Sitio Royalties Corp., Class A 7,391 154,028
Suncor Energy, Inc. 942 34,774
TC Energy Corp. 4,254 202,240
Tenaris SA 4,656 73,250
The Williams Cos., Inc. 2,954 134,850
TotalEnergies SE 1,067 69,473
VAALCO Energy, Inc. 13,534 77,685
Valero Energy Corp. 808 109,104
Vitesse Energy, Inc. 5,775 138,716
Woodside Energy Group Ltd. 4,909 85,506
6,288,455
Financials ( 21.7% ):
ABN AMRO Bank NV 7,296 131,592
Ageas SA 3,458 184,433
A-Mark Precious Metals, Inc. 2,865 126,518
ANZ Group Holdings Ltd.(a) 13,144 276,915
Artisan Partners Asset Management,
Inc., Class A 4,596 199,099
Axis Capital Holdings Ltd. 855 68,067
Banco Latinoamericano de Comercio
Exterior SA, Class E 3,015 97,957
Bank of Hawaii Corp. 1,100 69,047
Bank OZK 2,536 109,023
BankUnited, Inc. 2,868 104,510
Blue Owl Capital, Inc. 7,290 141,134
Brookline Bancorp, Inc. 8,421 84,968
Columbia Banking System, Inc. 3,157 82,429
Credit Agricole SA 5,182 79,160
Dime Community Bancshares, Inc. 2,288 65,894
First American Financial Corp. 581 38,352
First Bancorp 4,308 91,200
First Busey Corp. 2,630 68,433
First Financial Bancorp 4,630 116,815
First Hawaiian, Inc. 3,862 89,405
First Interstate BancSystem, Inc.,
Class A 4,480 137,446
FNB Corp. 13,660 192,743
Generali 6,987 201,802
Glacier Bancorp, Inc. 2,575 117,677
Great-West Lifeco, Inc. 2,288 78,032
HA Sustainable Infrastructure Capital,
Inc. 2,139 73,731
Hana Financial Group, Inc. 1,657 74,517
Hanmi Financial Corp. 4,861 90,415
Hope Bancorp, Inc. 13,076 164,235
Industrial Bank of Korea 6,325 67,580
ING Groep NV 3,414 61,838
Intesa Sanpaolo SpA 60,540 258,575
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (21.7%): (continued)
Invesco Ltd. 6,961 122,235
Janus Henderson Group PLC 5,129 195,261
Jefferies Financial Group, Inc. 2,937 180,772
KBC Group NV 1,678 133,385
Lazard, Inc. 2,607 131,341
Legal & General Group PLC 19,177 58,010
Mediobanca Banca di Credito
Finanziario SpA 15,822 269,872
MGIC Investment Corp. 1,658 42,445
NH Investment & Securities Co. Ltd. 2,200 22,580
NN Group NV 3,614 180,123
Northwest Bancshares, Inc. 14,570 194,947
OceanFirst Financial Corp. 4,226 78,561
Old Republic International Corp. 5,844 206,994
OneMain Holdings, Inc. 3,129 147,282
Pacific Premier Bancorp, Inc. 4,889 123,007
Patria Investments Ltd., Class A 9,379 104,763
Popular, Inc. 1,388 139,175
Poste Italiane SpA 12,196 170,899
Power Corp. of Canada 6,701 211,391
Principal Financial Group, Inc. 858 73,702
Prosperity Bancshares, Inc. 1,685 121,438
Safety Insurance Group, Inc. 1,579 129,131
Sandy Spring Bancorp, Inc. 4,467 140,130
Schroders PLC 8,432 39,359
Shinhan Financial Group Co. Ltd. 841 35,698
Societe Generale SA 1,449 36,045
Southside Bancshares, Inc. 3,599 120,315
Svenska Handelsbanken AB, Class A 3,439 35,316
Swedbank AB, Class A 2,005 42,523
Swiss Re AG 1,279 176,388
Synovus Financial Corp. 2,759 122,693
TFS Financial Corp. 5,420 69,701
The Bank of NT Butterfield & Son Ltd. 5,330 196,570
The Western Union Co. 12,383 147,729
UWM Holdings Corp. 5,882 50,115
Valley National Bancorp 8,849 80,172
Virtu Financial, Inc., Class A 3,141 95,675
Virtus Investment Partners, Inc. 408 85,456
WesBanco, Inc. 3,044 90,650
Westpac Banking Corp. 6,790 148,870
Woori Financial Group, Inc. 7,521 89,159
XP, Inc., Class A 2,846 51,057
8,634,477
Health Care ( 1.0% ):
Baxter International, Inc. 2,931 111,290
Embecta Corp. 4,604 64,917
Patterson Cos., Inc. 5,036 109,986
Premier, Inc., Class A 5,569 111,380
397,573
Industrials ( 8.7% ):
ACCO Brands Corp. 11,117 60,810

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (8.7%): (continued)
ACS Actividades de Construccion y
Servicios SA(a) 6,259 288,962
Adecco Group AG 3,547 120,636
AGCO Corp. 1,206 118,019
Allegiant Travel Co. 2,461 135,503
Bouygues SA 5,922 198,132
CNH Industrial NV 6,948 77,123
Deluxe Corp. 7,130 138,964
Deutsche Post AG 2,154 95,968
Doosan Bobcat, Inc. 1,148 35,647
Douglas Dynamics, Inc. 3,422 94,379
Eiffage SA 506 48,794
Ennis, Inc. 3,586 87,211
Genco Shipping & Trading Ltd. 7,824 152,568
Golden Ocean Group Ltd. 10,800 144,504
GS Holdings Corp. 2,648 86,174
HNI Corp. 2,429 130,777
Insteel Industries, Inc. 2,686 83,508
Komatsu Ltd. 1,400 38,636
ManpowerGroup, Inc. 1,390 102,193
Matthews International Corp., Class
A 4,762 110,478
MSC Industrial Direct Co., Inc. 1,080 92,945
National Presto Industries, Inc. 1,408 105,797
Paychex, Inc. 359 48,174
Randstad NV 1,695 84,140
Resources Connection, Inc. 15,411 149,487
Robert Half, Inc. 1,632 110,013
Ryder System, Inc. 505 73,629
Teleperformance SE 384 39,747
Transurban Group(a) 7,337 66,587
Trinity Industries, Inc. 4,319 150,474
Vinci SA 292 34,108
Volvo AB, Class B 2,130 56,273
Watsco, Inc. 153 75,258
3,435,618
Materials ( 8.3% ):
Amcor PLC 10,981 124,415
Anglo American PLC 1,329 43,151
Ardagh Metal Packaging SA 34,447 129,865
Arkema SA 1,110 105,629
BASF SE 3,211 169,955
BHP Group Ltd. 3,858 122,559
Boliden AB 3,572 121,218
CRH PLC 1,046 97,006
Eastman Chemical Co. 2,021 226,251
Evonik Industries AG 10,508 245,604
FMC Corp. 927 61,126
Fortescue Ltd. 7,587 108,449
Huntsman Corp. 2,577 62,363
International Paper Co. 1,478 72,200
JFE Holdings, Inc. 6,900 92,114
Kaiser Aluminum Corp. 1,410 102,253
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (8.3%): (continued)
LyondellBasell Industries NV, Class A 1,833 175,785
Newmont Corp. 1,129 60,345
Norsk Hydro ASA 11,685 75,830
Nutrien Ltd. 1,816 87,275
Packaging Corp. of America 898 193,429
Ramaco Resources, Inc., Class A 5,278 61,753
Rio Tinto PLC 1,479 104,760
Ryerson Holding Corp. 4,989 99,331
Sonoco Products Co. 2,864 156,460
Southern Copper Corp. 497 57,488
SunCoke Energy, Inc. 12,891 111,894
The Mosaic Co. 3,532 94,587
The Scotts Miracle-Gro Co. 1,273 110,369
UPM-Kymmene Oyj 1,104 36,949
3,310,413
Utilities ( 18.1% ):
Alliant Energy Corp. 2,898 175,880
American Electric Power Co., Inc. 1,261 129,379
APA Group(a) 11,224 60,202
Avista Corp. 5,423 210,141
Black Hills Corp. 3,397 207,625
Brookfield Infrastructure Corp., Class
A 2,652 115,176
Canadian Utilities Ltd., Class A 1,837 48,781
Clearway Energy, Inc., Class C 2,574 78,970
CMS Energy Corp. 3,006 212,314
Consolidated Edison, Inc. 2,252 234,501
DTE Energy Co. 1,890 242,695
EDP - Energias de Portugal SA 14,418 65,826
Emera, Inc. 5,846 230,373
Endesa SA 9,324 203,713
Enel SpA 32,149 256,735
Engie SA 13,409 231,550
Entergy Corp. 1,018 133,979
Evergy, Inc. 2,540 157,505
Eversource Energy 1,174 79,891
Fortum Oyj 9,193 151,380
IDACORP, Inc. 1,392 143,501
National Fuel Gas Co. 2,334 141,464
NextEra Energy, Inc. 1,423 120,286
NiSource, Inc. 6,332 219,404
Northwest Natural Holding Co. 3,686 150,463
Northwestern Energy Group, Inc. 4,169 238,550
OGE Energy Corp. 3,089 126,711
ONE Gas, Inc. 2,686 199,892
Origin Energy Ltd. 11,888 82,252
Pinnacle West Capital Corp. 2,291 202,960
Portland General Electric Co. 5,016 240,266
Public Service Enterprise Group, Inc. 2,371 211,517
Redeia Corp. SA 13,395 260,455
Snam SpA 26,286 133,731
Southwest Gas Holdings, Inc. 2,346 173,041
Spire, Inc. 3,612 243,051

Schedule of Portfolio Investments - continued
September 30, 2024 (Unaudited)
Timothy Plan Market Neutral ETF

Percentages indicated are based on net assets as of September
30, 2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (18.1%): (continued)
SSE PLC(a) 6,909 173,900
The Southern Co. 2,416 217,875
TXNM Energy, Inc. 6,117 267,741
UGI Corp. 4,416 110,488
United Utilities Group PLC 5,825 81,406
Veolia Environnement SA 2,528 83,060
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (18.1%): (continued)
WEC Energy Group, Inc. 1,662 159,851
7,208,481
Total Common Stocks
(Cost $31,587,458) 35,807,605
Total Investments
(Cost $31,587,458) — 90.0% 35,807,605
Other assets in excess of liabilities — 10.0% 3,977,939
NET ASSETS - 100.00% $ 39,785,544
(a) Non-income producing security.
Futures Contracts
Short Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 12/20/24 92 $ (10,147,856) $ (10,346,320) $ (198,464)
Mini MSCI EAFE Index 12/20/24 88 (10,729,349) (10,946,320) (216,971)
S&P 500 Index E-mini 12/20/24 186 (52,925,090) (54,072,525) (1,147,435)
$ (1,562,870)
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E Mini Future Index 12/20/24 91 $ 35,968,674 $ 36,875,475 $ 906,801
$ 906,801
Total Net Futures Contracts $ (656,069)